1933 Act Registration No. 333-163971

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ] PRE-EFFECTIVE AMENDMENT NO.   1
[   ] POST-EFFECTIVE AMENDMENT NO. ___

SUMMIT MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

Address of Principal Executive Offices
4550 Montgomery Avenue, Suite 1000N
Bethesda, MD 20814

Registrant's Telephone Number
800-368-2745

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Common Shares of beneficial interest.

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

It is proposed that this filing will become effective on January 29, 2010 pursuant to Rule 488 of the Securities Act of 1933.

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IMPORTANT INFORMATION REGARDING YOUR INVESTMENT

CALVERT VARIABLE SERIES, INC.
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

800-368-2745

ON BEHALF OF THE

AMERITAS SMALL COMPANY EQUITY PORTFOLIO
AMERITAS MIDCAP GROWTH PORTFOLIO
AND
CVS SOCIAL INTERNATIONAL EQUITY PORTFOLIO

February 12, 2010

Dear Policy Owner:

I am writing to inform you of the upcoming joint special meeting of shareholders (the "Meeting") of Ameritas Small Company Equity Portfolio, Ameritas MidCap Growth Portfolio and CVS Social International Equity Portfolio, each a series of Calvert Variable Series, Inc. ("CVS"), to be held on April 16, 2010 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

As an owner of a variable annuity or variable life insurance policy issued by an insurance company, you have the right to instruct your insurance company how to vote the shares of the Merging Portfolio (as defined below) it holds under your policy with respect to the proposals described below.

A. Portfolio Reorganizations

The CVS Board of Directors (the "Board") recommends that the Ameritas Small Company Equity Portfolio, Ameritas MidCap Growth Portfolio and

CVS Social International Equity Portfolio be combined with the respective Calvert VP Portfolio identified below, each in a tax-free reorganization (each a "Reorganization").

Merging Portfolio	Acquiring Portfolio
Ameritas Small Company Equity Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio
Ameritas MidCap Growth Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
CVS Social International Equity Portfolio	Calvert VP EAFE International Index Portfolio

Each Calvert VP Portfolio will be a series of Calvert Variable Products, Inc. following the implementation of a rebranding initiative previously approved by the Board, which will be effective on or before the closing of the Reorganizations and includes changing the name of (i) Summit Russell 2000 Small Cap Index Portfolio to Calvert VP 2000 Small Cap Index Portfolio, (ii) Summit S&P MidCap 400 Index Portfolio to Calvert VP S&P MidCap 400 Index Portfolio, (iii) Summit EAFE International Index Portfolio to Calvert VP EAFE International Index Portfolio, and (iv) Summit Mutual Funds, Inc. to Calvert Variable Products, Inc.

You are being asked to vote on a proposal to exchange the assets of your Merging Portfolio for shares of equal value of the respective Acquiring Portfolio. If the Agreement and Plan of Reorganization applicable to your Merging Portfolio is approved by policy owners, and your policy remains invested in that Merging Portfolio through the closing of the Reorganization, your policy will be invested in shares of the Calvert VP Portfolio listed next to that Merging Portfolio in the chart above. Details of the Reorganization applicable to your Merging Portfolio, the voting process and the special meeting are set forth in the enclosed Prospectus/Proxy Statement. The Prospectus/Proxy Statement also compares the strategies, expenses and performance of each Merging Portfolio with those of the respective Calvert VP Portfolio.

The Board and I believe the Reorganizations offer you the opportunity to pursue your investment goals in a larger fund with a comparable or stronger performance history that may benefit from economies of scale over the long-term. After careful consideration, the Board has unanimously approved the Reorganizations and believes the Reorganizations are in the best interests of Ameritas Small Company Equity Portfolio, Ameritas MidCap Growth Portfolio, CVS Social International Equity Portfolio and you, as an owner of a policy invested in one or more of these portfolios. The Board recommends that you vote FOR these proposals.

B. Ameritas MidCap Growth Portfolio Subadvisor Change

At a regular meeting of the Board on December 10, 2009, the Board voted to terminate the Investment Subadvisory Agreement between Calvert Asset Management Company, Inc. ("CAMCO") and Fred Alger Management, Inc., and to authorize CAMCO to enter into a new Investment Subadvisory Agreement with Summit Investment Partners, Inc., effective as of December 11, 2009. The Board took these steps after careful consideration of a number of factors, including its decision to recommend the reorganization of Ameritas MidCap Growth Portfolio into Calvert VP S&P MidCap 400 Index Portfolio, as described above. The enclosed Prospectus/Proxy Statement contains a more detailed discussion of the factors considered by the Board. This Board action is subject to shareholder approval because Summit Investment Partners, Inc. and CAMCO are affiliated companies because both are indirect subsidiaries of UNIFI Mutual Holding Company. If your policy is invested in shares of Ameritas MidCap Growth Portfolio, the Board recommends that you vote FOR this proposal.

C. CVS Social International Equity Portfolio Subadvisor Change

At a regular meeting of the Board on December 10, 2009, the Board voted to terminate the Investment Subadvisory Agreement between CAMCO and Acadian Asset Management LLC, and to authorize CAMCO to enter into a new Investment Subadvisory Agreement with World Asset Management, Inc., effective as of December 11, 2009. The Board took these steps after careful consideration of a number of factors, including its decision to recommend the reorganization of CVS Social International Equity Portfolio into Calvert VP EAFE International Index Portfolio, as discussed above. Pursuant to an exemptive order granted by the United States Securities and Exchange Commission on December 17, 1996, CVS and CAMCO, the Fund's investment advisor, may enter into and materially amend the Investment Subadvisory Agreement without shareholder approval if the subadvisor is not affiliated with CAMCO. In essence, the exemptive order permits CVS and CAMCO to act on behalf of shareholders to select an unaffiliated subadvisor that is best suited to achieve the Fund's investment objective. Pursuant to the exemptive order, and in accordance with the prospectus and Statement of Additional Information of CVS Social International Equity Portfolio, information about the new subadvisor is provided in an Information Statement that is attached as Exhibit E to the enclosed Proxy/Prospectus Statement. We are not asking you for a proxy and you are requested not to send us a proxy with respect to this subadvisor change.

Regardless of whether you plan to attend the Meeting in person, with respect to the proposals described in sections A and B above, PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR COMPLETE, DATE, SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE so that you will be represented at the Meeting. Your internet or telephone vote or your properly executed proxy card must be received by 9:00 a.m., Eastern Time, on April 16, 2010. If you vote by internet or telephone or return a proxy card you may still attend the Meeting in person and you may change your vote by submitting a revised proxy card. However, attendance in person at the Meeting by itself will not automatically revoke your vote.

I appreciate the time you will take to review these important matters. If we may be of any assistance, please call us at 800-368-2745. Our hearing-impaired shareholders may call 800-541-1524 for a TDD connection.

Sincerely,

Barbara J. Krumsiek

Chairperson

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES OF THE AMERITAS SMALL COMPANY EQUITY PORTFOLIO, AMERITAS MIDCAP GROWTH PORTFOLIO OR CVS SOCIAL INTERNATIONAL EQUITY PORTFOLIO ARE ATTRIBUTABLE TO YOUR POLICY. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, PLEASE VOTE PROMPTLY.

CALVERT VARIABLE SERIES, INC.

4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

ON BEHALF OF THE

AMERITAS SMALL COMPANY EQUITY PORTFOLIO
AMERITAS MIDCAP GROWTH PORTFOLIO
AND
CVS SOCIAL INTERNATIONAL EQUITY PORTFOLIO

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To be held on April 16, 2010

To the Policy Owners:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of the following Ameritas Small Company Equity Portfolio, Ameritas MidCap Growth Portfolio and CVS Social International Equity Portfolio, each a series of Calvert Variable Series, Inc., will be held on Friday, April 16, 2010 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, as may be adjourned from time to time (the "Meeting"), for the purposes listed below:

For Shareholders of the Ameritas Small Company Equity Portfolio

  To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Ameritas Small Company Equity Portfolio, a series of Calvert Variable Series, Inc., to the Calvert VP Russell 2000 Small Cap Index Portfolio, a series of Calvert Variable Products, Inc. (currently Summit Russell 2000 Small Cap Index Portfolio, a series of Summit Mutual Funds, Inc.), in exchange for Class I shares of the Calvert VP Russell 2000 Small Cap Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert VP Russell 2000 Small Cap Index Portfolio to the holders of Ameritas Small Company Equity Portfolio shares in liquidation and subsequent termination of the Ameritas Small Company Equity Portfolio.

  For Shareholders of the Ameritas MidCap Growth Portfolio

  To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the Ameritas MidCap Growth Portfolio, a series of Calvert Variable Series, Inc., to the Calvert VP S&P MidCap 400 Index Portfolio, a series of Calvert Variable Products, Inc. (currently Summit S&P MidCap 400 Index Portfolio, a series of Summit Mutual Funds, Inc.), in exchange for Class I shares of the Calvert VP S&P MidCap 400 Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert VP S&P MidCap 400 Index Portfolio to the holders of Ameritas MidCap Growth Portfolio shares in liquidation and subsequent termination of the Ameritas MidCap Growth Portfolio; and

  To approve an investment subadvisory agreement with Summit Investment Partners, Inc.

  For Shareholders of the CVS Social International Equity Portfolio

  To approve a proposed Agreement and Plan of Reorganization (the "Reorganization Plan"), providing for the transfer of all of the assets of the CVS Social International Equity Portfolio, a series of Calvert Variable Series, Inc., to the Calvert VP EAFE International Index Portfolio, a series of Calvert Variable Products, Inc. (currently Summit EAFE International Index Portfolio, a series of Summit Mutual Funds, Inc.), in exchange for Class I shares of the Calvert VP EAFE International Index Portfolio. The Reorganization Plan also provides for distribution of these shares of the Calvert VP EAFE International Index Portfolio to the holders of CVS Social International Equity Portfolio shares in liquidation and subsequent termination of the CVS Social International Equity Portfolio.

  * * *

  To consider and act upon any other business that may properly come before the Meeting.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement attached to this Notice. The Board of Directors has fixed the close of business on January 25, 2010 as the record date for determining shareholders of each Merging Portfolio entitled to notice of and to vote at the Meeting.

February 12, 2010

By Order of the Board of Directors,

William M. Tartikoff, Esq.

Vice President

PROSPECTUS/PROXY STATEMENT

Dated February 12, 2010

Acquisition of the Assets of the		By and in Exchange for Class I Shares of the

AMERITAS SMALL COMPANY EQUITY PORTFOLIO	è	CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

AMERITAS MIDCAP GROWTH PORTFOLIO	è	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CVS SOCIAL INTERNATIONAL EQUITY PORTFOLIO	è	CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

(Each a series of Calvert Variable Series, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)		(Each a series of Calvert Variable Products, Inc., currently Summit Mutual Funds, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)

INTRODUCTION

This Prospectus/Proxy Statement is being furnished in connection with the solicitation of voting instructions (proxies) by the Board of Directors of Calvert Variable Series, Inc. for use at a Joint Special Meeting of Shareholders of the Ameritas Small Company Equity Portfolio ("Ameritas Small Company"), the Ameritas MidCap Growth Portfolio ("Ameritas MidCap") and the CVS Social International Equity Portfolio ("CVS Social International"), to be held on Friday, April 16, 2010 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, as may be adjourned from time to time (the "Meeting").

The Board is soliciting proxies from shareholders of Ameritas MidCap with respect to shareholder approval of an investment subadvisory agreement between Calvert Asset Management Company, Inc. and Summit Investment Partners, Inc. The Board is also soliciting proxies from shareholders of:

    Ameritas Small Company, a series of Calvert Variable Series, Inc., in connection with the proposed transfer of all of its assets to Calvert VP Russell 2000 Small Cap Index Portfolio, a series of Calvert Variable Products, Inc. ("Calvert VP Small Cap"), in exchange for shares of Calvert VP Small Cap (the "Small Cap Reorganization");

    Ameritas MidCap, a series of Calvert Variable Series, Inc., in connection with the proposed transfer of all of its assets to Calvert VP S&P MidCap 400 Index Portfolio, a series of Calvert Variable Products, Inc. ("Calvert VP MidCap"), in exchange for shares of Calvert VP MidCap (the "MidCap Reorganization"); and

    CVS Social International, a series of Calvert Variable Series, Inc., in connection with the proposed transfer of all of its assets to Calvert VP EAFE International Index Portfolio, a series of Calvert Variable Products, Inc. ("Calvert VP International"), in exchange for shares of Calvert VP International (the "International Reorganization").

The following chart provides an overview of the proposed Reorganizations:

Merging Portfolio	Acquiring Portfolio
Ameritas Small Company Equity Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio
Ameritas MidCap Growth Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
CVS Social International Equity Portfolio	Calvert VP EAFE International Index Portfolio

Please take note of the following terms that are used throughout this Prospectus/Proxy Statement:

  Ameritas Small Company, Ameritas MidCap and CVS Social International are referred to herein collectively as the "Merging Portfolios" and each as a "Merging Portfolio";

  Calvert VP Small Cap, Calvert VP MidCap and Calvert VP International are referred to herein collectively as the "Calvert VP Portfolios" or the "Acquiring Portfolios", and each as a "Calvert VP Portfolio" or an "Acquiring Portfolio";

  The Merging Portfolios and the Acquiring Portfolios are referred to herein collectively as the "Portfolios", and each as a "Portfolio";

  The Small Cap Reorganization, the MidCap Reorganization and the International Reorganization are referred to herein collectively as the "Reorganizations", and each as a "Reorganization";

  Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP") are referred to herein as the "Funds", and each as a "Fund"; and

  The Board of Directors of CVS and CVP is referred to as the "Board", and when acting only with respect to CVS or CVP, the "CVS Board" and the "CVP Board", respectively.

The Board has approved an initiative to rebrand the Ameritas, CVS and Summit portfolios that it oversees as "Calvert Variable Products" or "Calvert VP" portfolios and to change the name of Summit Mutual Funds, Inc. to "Calvert Variable Products, Inc." (the "Rebranding Initiative"). These changes have not yet been implemented, but will be effective on or before the closing of the Reorganizations. Accordingly, all references in this Prospectus/Proxy Statement to (i) Calvert VP Russell 2000 Small Cap Index Portfolio implicitly include a reference to Summit Russell 2000 Small Cap Index Portfolio, (ii) Calvert VP S&P MidCap 400 Index Portfolio implicitly include a reference to Summit S&P MidCap 400 Index Portfolio, (iii) Calvert VP EAFE International Index Portfolio implicitly include a reference to Summit EAFE International Index Portfolio, (iv) one or more Calvert VP Portfolios implicitly include a reference to the applicable Summit Portfolios, and (v) Calvert Variable Products, Inc. or CVP implicitly include a reference to Summit Mutual Funds, Inc. ("SMF"), in each case, to the extent that any such reference to a Calvert VP Portfolio or to CVP may relate to a period predating the implementation of the Rebranding Initiative. This Prospectus/Proxy Statement is not a solicitation to approve the Rebranding Initiative because decisions with respect to such corporate matters are left to the discretion of the Board.

As an owner of a variable annuity or variable life insurance policy (a "Policy" and, collectively, the "Policies") issued by an insurance company ("Insurance Company" and, collectively, the "Insurance Companies"), you do have the right at the Meeting to instruct your Insurance Company how to vote the shares of each Merging Portfolio attributable to your Policy with respect to the applicable Reorganization, as described more fully below and in the accompanying Notice of Joint Special Meeting of Shareholders. Although the Insurance Companies are the legal owners of the shares of each Merging Portfolio and you are not directly a shareholder of any Merging Portfolio, you have this right because some or all of your Policy value is invested in stock of one or more of the Merging Portfolios, as provided by your Policy.

For simplicity, in this Prospectus/Proxy Statement:

  "Record Holder" of the stock of a Merging Portfolio refers to each Insurance Company which holds that Merging Portfolio's shares of record unless indicated otherwise in this Prospectus/Proxy Statement;

  "shares" refers generally to your shares of beneficial interest in the applicable Merging Portfolio; and

  "shareholder" or "Policy Owner" refers to you.

The persons named as proxies in each proxy card will vote the shares of the applicable Merging Portfolio proportionately in accordance with the instructions received from those Policy Owners who respond with their voting instructions as to that Merging Portfolio.

Following each transfer of Merging Portfolio assets, if approved by the applicable Merging Portfolio shareholders, shares of the respective Calvert VP Portfolio will be distributed to the Record Holders of the applicable Merging Portfolio in liquidation of that Merging Portfolio. As a result of the proposed transaction, each Record Holder of a Merging Portfolio will receive shares of the respective Calvert VP Portfolio at a total net asset value equal to the value of the Record Holder's shares of that Merging Portfolio computed on the business day immediately prior to the Reorganization, and that Merging Portfolio will subsequently be dissolved and terminated as a series of CVS. The value of your Policy investment held in a Merging Portfolio will be the same as the value of your investment held in the respective Calvert VP Portfolio immediately after the Reorganization.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about a Calvert VP Portfolio that a prospective investor should know before voting on the respective proposed Reorganization. Each Reorganization will occur only if "a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the applicable Merging Portfolio are voted in favor of that Reorganization.

Additional information concerning each Portfolio and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

Information about the Reorganizations:

  Statement of Additional Information of Calvert VP Small Cap, Calvert VP MidCap and Calvert VP International dated February 12, 2010, which relates to this Prospectus/Proxy Statement and the Reorganizations (the "Reorganization SAI").

Information about the Merging Portfolios:

  Prospectuses of CVS relating to Ameritas Small Company, Ameritas MidCap and CVS Social International dated April 30, 2009, as supplemented on December 16, 2009;

  Statement of Additional Information of CVS relating to Ameritas Small Company and Ameritas MidCap dated April 30, 2009, as supplemented on December 16, 2009 (the "Ameritas SAI");

  Statement of Additional Information of CVS relating to CVS Social International dated April 30, 2009 as supplemented on December 16, 2009 (the "CVS SAI");

  Each Annual Report to Shareholders of CVS relating to Ameritas Small Company, Ameritas MidCap and CVS Social International for the fiscal year ended December 31, 2008; and

  Each Semi-Annual Report to Shareholders of CVS relating to Ameritas Small Company, Ameritas MidCap and CVS Social International for the six-month period ended June 30, 2009.

Information about the Calvert VP Portfolios:

  Prospectuses of SMF relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio dated April 30, 2009;

  Statement of Additional Information of SMF relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio dated April 30, 2009 (the "Summit SAI");

  Each Annual Report to Shareholders of SMF relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio for the fiscal year ended December 31, 2008; and

  Each Semiannual Report to Shareholders of SMF relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio for the six-month period ended June 30, 2009.

Copies of any of the above documents are available upon request and without charge by writing to Calvert Distributors, Inc., Suite 1000N, Bethesda, Maryland 20814, or calling 800-368-2745 toll-free, and specifying the document(s) you are requesting.

Copies of any of these documents may also be obtained without charge on the EDGAR database on the SEC's internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Ameritas Small Company, Ameritas MidCap and CVS Social International contained in the applicable Prospectus of CVS dated April 30, 2009, as supplemented (SEC File No. 811-03591) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.)

Information relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio contained in the applicable Prospectus of SMF dated April 30, 2009 (SEC File No. 811-04000) is also incorporated by reference in this document.

The Reorganization SAI of Calvert VP Small Cap, Calvert VP MidCap and Calvert VP International dated February 12, 2010, relating to this Prospectus/Proxy Statement and each Reorganization, which includes (i) the financial statements of Summit Mutual Funds, Inc. relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio for the fiscal year ended December 31, 2008 and the six-month period ended June 30, 2009, (ii) the financial statements of Calvert Variable Series, Inc. relating to Ameritas Small Company, Ameritas MidCap and CVS Social International for the fiscal year ended December 31, 2008 and the six-month period ended June 30, 2009, and (iii) pro forma narrative statements of SMF relating to Calvert VP Small Cap, Calvert VP MidCap and Calvert VP International, assuming that each applicable Reorganization is approved by shareholders, is incorporated by reference in its entirety in this document.

The approximate date on which this Prospectus/Proxy Statement, the Joint Notice of Special Meeting of Shareholders, and Form of Proxy are first being mailed to shareholders is on or about February 15, 2010.

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in Calvert VP Small Cap, Calvert VP MidCap or Calvert VP International through a Policy involves investment risk, including possible loss of the purchase payment of your original investment.

TABLE OF CONTENTS

Synopsis	8
Reasons for the Reorganizations	8
Proposed Transaction	9
Tax Consequences	10
Overview of Portfolios Subject to Transactions	10
Investment Objectives and Investment Strategies	11
Fundamental Investment Restrictions	19
Principal Risks	29
Expense Comparison	34
Performance	40
Portfolio Management	47
Information Relating to the Ameritas MidCap Investment
Subadvisory Agreement Between CAMCO and Summit	49
Reasons for the Reorganizations	55
Information about Each Reorganization	56
Shareholder Information for the Calvert VP Portfolios	62
Information on Shareholder Rights	70
General Information about the Portfolios	71
Financial Statements	72
Voting Information	72
Shareholder Proposals	78
Other Business	79

Exhibit A -- Agreement and Plan of Reorganization for
Ameritas Small Company	A-1
Exhibit B -- Agreement and Plan of Reorganization for
Ameritas MidCap	B-1
Exhibit C -- Agreement and Plan of Reorganization for
CVS Social International Equity Portfolio	C-1
Exhibit D -- Investment Subadvisory Agreement Between
CAMCO and Summit for Ameritas MidCap	D-1
Exhibit E -- Information Statement Relating to the Board's
Approval of a New Subadvisory Agreement Between
CAMCO and WAM for CVS Social International
Equity Portfolio	E-1

SYNOPSIS

This section summarizes the primary features and consequences of the Reorganizations. It may not contain all of the information that is important to you. To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the related Exhibit.

This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the respective Prospectuses and Statements of Additional Information relating to the Portfolios, and the form of the Agreements and Plans of Reorganization (each a "Reorganization Plan"), which are attached to this Prospectus/Proxy Statement as EXHIBIT A, EXHIBIT B, and EXHIBIT C.

Reasons for the Reorganizations. The Board believes that each proposed Reorganization would be in the best interest of the shareholders of the applicable Merging Portfolio. In reaching this decision, the Board considered the terms and conditions of each Reorganization Plan and the following factors, among others:

1. The relatively small size of each Merging Portfolio and the likelihood that it will not increase substantially in size in the foreseeable future;

2. Following each Reorganization, the shareholders of each Merging Portfolio will remain invested in an open-end portfolio with a substantially larger asset base;

3. The likelihood that shareholders of each Merging Portfolio, as part of a larger portfolio, may benefit over time from further reductions in overall operating expenses per share on a pro forma basis as a result of certain economies of scale expected after the Reorganizations;

4. With respect to each Reorganization, the Pro Forma Combined Portfolio (as shown in the section entitled "Expense Comparison") has a lower expense ratio than the current expense ratio of the Merging Portfolio;

5. With respect to each Reorganization, the investment objective, principal investment policies and principal risks of the Acquiring Portfolio and the Merging Portfolio are similar;

6. With respect to each Reorganization, the Merging Portfolio and the Acquiring Portfolio are situated in the same or a comparable Morningstar style box;

7. With respect to each Reorganization, the performance history of the Calvert VP Portfolio is comparable to or better than the related Merging Portfolio;

8. With respect to each Reorganization, both the Merging Portfolio and the Acquiring Portfolio are managed by the same investment advisor;

9. With respect to Ameritas MidCap and CVS Social International, both the Merging Portfolio and the respective Acquiring Portfolio have the same Subadvisor and portfolio managers;

10. The anticipated tax-free nature of the exchanges contemplated by each Reorganization for federal income tax purposes; and

11. Shareholders of each Merging Portfolio will not experience any dilution in the value of their investment as a result of the applicable Reorganization.

For the reasons described in this Prospectus/Proxy Statement the Board and the Directors on the Board who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), concluded that the Reorganization of each Merging Portfolio into the applicable Calvert VP Portfolio would be in the best interest of the shareholders of the Merging Portfolio. Accordingly the Board and the Independent Directors, in separate votes, approved each Reorganization and they recommend shareholder approval of each Reorganization. Subject to shareholder approval, the Reorganizations are expected to be completed on or about April 30, 2010.

The Board and the Independent Directors also approved each Reorganization on behalf of the related Calvert VP Portfolio. The Directors considered, among other things, the terms and conditions of each Reorganization Plan, the opportunity to add assets to each Calvert VP Portfolio, their expectation that each Reorganization will constitute a tax-free reorganization and that the interests of shareholders would not be diluted as a result of the transactions. Thus, the Board and the Independent Directors concluded that each Reorganization would be in the best interest of the shareholders of the related Calvert VP Portfolio and approved each Reorganization. The votes of the shareholders of each Calvert VP Portfolio are not being solicited in connection with the applicable Reorganization because their approval or consent is not required.

Proposed Transaction. The Board has authorized Calvert Variable Series, Inc. to enter into an Agreement and Plan of Reorganization with respect to each Reorganization that provides for the following:

  The transfer of all the assets of each Merging Portfolio to the applicable Calvert VP Portfolio in exchange for Class I shares of that Calvert VP Portfolio;

  Following each transfer, those Calvert VP Portfolio Class I shares will be distributed to the Record Holders of the related Merging Portfolios in liquidation of that Merging Portfolio, and each Merging Portfolio will be dissolved; and

  As a result of the proposed transactions, each Record Holder of a Merging Portfolio will receive Class I shares of the applicable Calvert VP Portfolio at a total net asset value equal to the value of the Record Holder's shares of that Merging Portfolio computed on the business day immediately prior to the Reorganization.

The total value of your Policy interest in each Merging Portfolio will be the same as the total value of your Policy interest in the related Calvert VP Portfolio immediately after the applicable Reorganization.

The material terms of each Reorganization Plan are described in more detail in "Information About Each Reorganization" below.

Tax Consequences. Pursuant to each Reorganization Plan, as a condition to closing of the Reorganization described therein, the applicable Merging Portfolio shall have received an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its Record Holders as a result of the Reorganization. In each case, the tax basis of Calvert VP Portfolio shares received by a Record Holder will be the same as the tax basis of the Record Holder's Merging Portfolio shares. In addition, in each case, the tax basis of the assets of the Merging Portfolio in the hands of the applicable Calvert VP Portfolio as a result of the Reorganization will be the same as the tax basis of such assets in the hands of the Merging Portfolio prior to the Reorganization. Assuming each shareholder's policy is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the Reorganizations. See "Information About Each Reorganization" below.

If the Reorganizations take place, each Calvert VP Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of the respective Merging Portfolio. See "Information About Each Reorganization -- Effect of the Reorganizations on Capital Loss Carryforwards" below.

Overview of Portfolios Subject to Transaction. Each Merging Portfolio is a series of CVS, an open-end management investment company organized as a Maryland corporation and registered under the 1940 Act. Ameritas Small Company is non-diversified and Ameritas MidCap and CVS Social International are both diversified. Following the implementation of the Rebranding Initiative on or before the closing of each Reorganization, each Calvert VP Portfolio will be a diversified series of CVP, an open-end management investment company also organized as a Maryland corporation and registered under the 1940 Act. Each Merging Portfolio offers one class of shares and each Calvert VP Portfolio offers Class I shares and Class F shares.

Currently, CAMCO serves as the investment advisor for the Portfolios. The Merging Portfolios and the Acquiring Portfolios are managed or subadvised as shown in the following chart:

Merging Portfolio	Merging Portfolio Subadvisor	Acquiring Portfolio	Acquiring Portfolio Subadvisor
Ameritas Small Company	CAMCO; the Portfolio does not have a Subadvisor	Calvert VP Small Cap	Summit Investment Partners, Inc.

Ameritas MidCap	Summit Investment Partners, Inc.	Calvert VP MidCap	Summit Investment Partners, Inc.

CVS Social International	World Asset Management, Inc.	Calvert VP International	World Asset Management, Inc.

As of December 31, 2009, the net assets of each Portfolio were as follows:

Merging Portfolio	Net Assets	Acquiring Portfolio	Net Assets
Ameritas Small Company	$10,433,567	Calvert VP Small Cap	$63,326,914
Ameritas MidCap	$37,959,950	Calvert VP MidCap	$103,874,068
CVS Social International	$11,888,880	Calvert VP International	$81,723,851

Investment Objectives and Principal Investment Strategies. Each Portfolio has an investment objective and certain principal investment strategies that are employed by the Portfolio's portfolio managers. For a more detailed description of the investment techniques used by a Portfolio, see the applicable Portfolio's Prospectus and the Ameritas SAI, CVS SAI or Summit SAI, as applicable.

Ameritas Small Company è Calvert VP Small Cap

Investment Objectives. Each Portfolio seeks to achieve its investment objective by investing in small capitalization stocks with market capitalizations that fall within the market capitalization range of the Russell 2000 Index. The investment objective of Ameritas Small Company may be changed by the Board without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
Merging Portfolio	Acquiring Portfolio
Ameritas Small Company	Calvert VP Small Cap

The Portfolio seeks long-term capital appreciation through investment in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Advisor to be realistically valued.

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

Principal Investment Strategies. The material differences between the principal investment strategies of Ameritas Small Company and Calvert VP Small Cap are as follows. Ameritas Small Company is an actively managed fund that seeks to select stocks that will outperform the Russell 2000 Index, while Calvert VP Small Cap is a passively managed index fund that seeks to substantially replicate the total return of the Russell 2000 Index. Ameritas Small Company invests at least 80% of its net assets in common stocks. Calvert VP Small Cap invests at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index, which may include other investment companies, and index futures and options. Ameritas Small Company is non-diversified, while Calvert VP Small Cap is diversified. A non-diversified portfolio may invest more of its assets in a smaller number of companies, which would cause gains and losses on a single stock to have a greater impact on the portfolio. The following chart provides additional information about the principal investment strategies of each Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Merging Portfolio	Acquiring Portfolio
Ameritas Small Company	Calvert VP Small Cap

Under normal circumstances, the Portfolio will invest substantially all, but no less than 80%, of its net assets (including borrowings for investment purposes) in common stocks of companies whose market capitalizations at the time of initial purchase are within the range of capitalization of companies included in the Russell 2000 Index. The Advisor will select investments for the Portfolio based on its assessment of whether the securities are likely to provide favorable capital appreciation over the long-term.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to small cap stocks as represented in the Russell 2000 Index. While not required, the Portfolio will generally sell securities that the Index manager removes from the Russell 2000 Index. The Portfolio seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments.

The Portfolio may purchase stocks in initial public offerings ("IPOs") and may sell such securities without regard to how long the Portfolio has held the securities. The market capitalizations of the companies whose securities the Portfolio purchases in IPOs may be outside the market capitalization range of the Russell 2000 Index.

The Portfolio has no similar strategy.

The Portfolio may purchase put and call options on securities, write covered call options and write secured put options, and may employ a variety of option combinations. The Portfolio may also purchase futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not purchase a futures contract for the purpose of speculation or leverage. The Portfolio may also purchase put or call options, write secured put options or write covered call options on futures contracts that the Portfolio could otherwise invest in and that are traded on a U.S. exchange or a board of trade. These strategies, however, are not principal investment strategies.

The Portfolio may invest in Russell 2000 Index futures contracts or options (or S&P MidCap 400 Index or S&P 500 Index futures contracts and options if, in the opinion of the Subadvisor, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. As a temporary investment strategy, when the Portfolio has less than $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

The Portfolio may purchase shares of exchange-traded funds ("ETFs") for the limited purpose of managing the Portfolio's cash position consistent with the Portfolio's benchmark (the Russell 2000 Index). This strategy, however, is not a principal investment strategy.

The Portfolio may invest in Russell 2000 iShares® or other investment companies that provide the same exposure to the Russell 2000 Index. Russell 2000 ishares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Russell 2000 Index.

The Portfolio may invest in temporary defensive positions, but this is not a principal investment strategy.

A portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other need for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest up to 100% of its assets in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio is non-diversified.	The Portfolio is diversified.

The Russell 2000 Index. The Russell 2000 Index is an unmanaged index of common stocks comprised approximately of 2,007 common stocks of smaller U.S. companies as of December 31, 2009 and aims to include approximately 10 percent of the total market capitalization of the broader Russell 3000 Index. As of December 31, 2009, the market capitalization of the Russell 2000 Index companies ranged from $13 million to $5 billion with a median level of $802 million and an average level of $909 million. The Russell 2000 Index is capitalization-weighted, meaning that companies whose securities have larger market capitalizations will contribute more to the Index's value than companies whose securities have small market capitalizations.

Sale of Merging Portfolio Securities. Although the Russell 2000 Index is the benchmark for both Ameritas Small Company and Calvert VP Small Cap, it is expected that the Small Cap Reorganization would result in the liquidation of approximately 90 percent of the portfolio securities of Ameritas Small Company. These portfolio securities have an approximate value of $9.4 million based on the net assets of Ameritas Small Company as of December 31, 2009. These sale proceeds would then be reinvested in portfolio securities included in the Russell 2000 Index. Transaction costs will be incurred as a result of the liquidation of these portfolio securities and the acquisition of replacement portfolio securities. These transaction costs would ultimately be borne by Policy Owners or plan participants invested in Ameritas Small Company and/or Calvert VP Small Cap.

Ameritas MidCap è Calvert VP MidCap

Investment Objectives. Each Portfolio seeks to achieve its investment objective by investing in mid-capitalization companies. The investment objective of the Ameritas MidCap Growth Portfolio may be changed by the Board without shareholder approval. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
Merging Portfolio	Acquiring Portfolio
Ameritas MidCap	Calvert VP MidCap
The Portfolio seeks long-term capital appreciation.	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Principal Investment Strategies. Each Portfolio is a passively managed, diversified index portfolio. A material difference between the principal investment strategies of Ameritas MidCap and Calvert VP MidCap is as follows. Ameritas MidCap invests at least 80% of its net assets in equity securities, such as common or preferred stocks, of companies that are listed on U.S. exchanges or in the U.S. over-the-counter market and that have a market capitalization that is within the range of the S&P MidCap 400 Index. Calvert VP MidCap invests at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index, which may include other investment companies, and index futures and options. The following chart provides additional information about the principal investment strategies of each Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Merging Portfolio	Acquiring Portfolio
Ameritas MidCap	Calvert VP MidCap

Under normal circumstances, at least 80% of the Portfolios net assets will be invested in the equity securities, such as common or preferred stocks, of mid-capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio considers a mid-capitalization company to have a market capitalization within the range of companies in the S&P MidCap 400 Index.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to midcap stocks as represented in the S&P MidCap 400 Index. While not required, the Portfolio will generally sell securities that the Index manager removes from the S&P MidCap 400 Index. The Portfolio seeks to substantially replicate the total return of its benchmark, the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments.

The Portfolio may purchase put and call options on securities, and may employ a variety of option combinations using long options positions. The Portfolio may also purchase futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not purchase a futures contract for the purpose of speculation or leverage. The Portfolio may also purchase put or call options, write secured put options or write covered call options on futures contracts that the Portfolio could otherwise invest in and that are traded on a U.S. exchange or a board of trade. These strategies, however, are not principal investment strategies.

The Portfolio may invest in futures contracts that relate to the S&P MidCap 400 Index and stocks comprising that index, and may purchase and write call and put options on such futures contracts. In addition, the Portfolio may write covered call options on any security in which it is eligible to invest.

The Portfolio may purchase shares of exchange-traded funds ("ETFs") for the limited purpose of managing the Portfolio's cash position consistent with the Portfolio's benchmark (the S&P MidCap 400 Index). This strategy, however, is not a principal investment strategy.

The Portfolio may invest in S&P MidCap Depositary Receipts® ("MidCap SPDRs®") or other investment companies that provide the same exposure to the S&P MidCap 400 Index. MidCap SPDRs® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

The Portfolio may invest in temporary defensive positions, but this is not a principal investment strategy.

A portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio is diversified.	The Portfolio is diversified.

The S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index of common stocks comprised of 402 common stocks of mid-sized U.S. companies as of December 31, 2009 and aims to include approximately 7 percent of the total value of the domestic equity markets. As of December 31, 2009, the market capitalization of the S&P MidCap 400 Index companies ranged from $294 million to $7.8 billion with a median level of $2.6 billion and an average level of $2.8 billion. The S&P MidCap 400 Index is capitalization-weighted, meaning that companies whose securities have larger market capitalizations will contribute more to the Index's value than companies whose securities have smaller market capitalizations.

Sale of Merging Portfolio Securities. The consummation of the MidCap Reorganization is not expected to result in the sale of any portfolio securities of Ameritas MidCap.

CVS Social International è Calvert VP International

Investment Objectives. Each Portfolio seeks to achieve its investment objective by investing primarily in non-U.S. companies. The following chart sets forth the specific investment objective of each Portfolio.

INVESTMENT OBJECTIVE
Merging Portfolio	Acquiring Portfolio
CVS Social International	Calvert VP International
The Portfolio seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of equity securities.

The Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International Europe, Australasia and Far East (Standard) Index ("MSCI EAFE Index"). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.

Principal Investment Strategies. Each Portfolio is a passively managed, diversified index portfolio. The material differences between the principal investment strategies of CVS Social International and Calvert VP International are as follows. CVS Social International invests at least 80% of its net assets in equity securities of foreign companies, such as common and preferred stock and depositary receipts on such shares, of companies that have a market capitalization that is within the range of the MSCI EAFE Index. Investments for CVS Social International are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. Investments for the Portfolio must be consistent with the Portfolio's current financial and social criteria. Calvert VP International invests at least 80% of its assets in investments with economic characteristics similar to stocks as represented in the MSCI EAFE Index, which may include other investment companies, index futures and options, and American Depositary Receipts ("ADRs"). Calvert VP International does not apply any social criteria in selecting its investments. The following chart provides additional information about the principal investment strategies of each Portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Merging Portfolio	Acquiring Portfolio
CVS Social International	Calvert VP International

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of foreign companies with a market capitalization that falls within the range of the MSCI EAFE Index. "Equity securities" for purposes of this 80% policy means common and preferred stock and the depositary receipts on such shares. No more than 5% of the Portfolio's net assets will be invested in U.S. companies.

Under normal circumstances, the Portfolio will invest at least 80% of its assets in investments with economic characteristics similar to stocks represented in the MSCI EAFE Index. While not required, the Portfolio will generally sell securities that the Index manager removes from the MSCI EAFE Index. The Portfolio seeks to substantially replicate the total return of the securities comprising the MSCI EAFE Index, taking into consideration redemptions, sales of additional shares, and other adjustments.

The Portfolio may invest up to 20% of its assets (or 100% as a temporary strategy when the Portfolio has less than $50 million in net assets) in futures contracts and options that provide exposure to the stocks in the MSCI EAFE Index. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio.

The Portfolio may invest in EAFE iShares®. EAFE iShares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the MSCI EAFE Index.

The Portfolio may invest in ADRs, which are certificates evidencing ownership of shares in a foreign issuer. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The certificates represent the number of foreign issuers' securities a custodian bank holds in the country of origin. The Portfolio may invest in sponsored or unsponsored ADRs.

The Portfolio may invest in Global Depositary Receipts ("GDRs"), which are certificates evidencing ownership of shares of a foreign issuer. GDRs are typically certificates issued by an international bank and offered for sale globally through the bank's various branches. GDRs represent the number of shares of a foreign company's stock held by a custodian bank in the issuer's home country. GDRs generally trade outside the issuer's home country on two or more established markets in the U.S. or elsewhere, and may be denominated in a currency other than that of the underlying shares. GDRs are typically used by companies from emerging markets to offer shares in many markets around the world.

The Portfolio may add new investments, including GDRs, in the future that it believes provide effective economic exposure to the MSCI EAFE Index.

The Portfolio will typically not hold investments in common stocks of all of the companies in the MSCI EAFE Index. The Portfolio will typically choose to hold all of the stocks that make up the largest portion of the MSCI EAFE Index's market capitalization value in approximately the same proportion as the Index. When choosing the smaller market capitalization stocks in the MSCI EAFE Index, the Portfolio will attempt to select a sampling of stocks that will match the industry and risk characteristics of these companies without buying all of those stocks. This approach attempts to maximize liquidity while minimizing costs. At such time as the Subadvisor believes the Portfolio has achieved sufficient size, the Subadvisor may attempt to fully replicate the Index. Full replication would be achieved when the Portfolio holds all of the securities in the Index in, as nearly as practicable, identical weightings as the Index.

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance. Investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio's social criteria. Investments for the Portfolio must be consistent with the Portfolio's current financial and social criteria.

The Portfolio has no similar strategy.
The Portfolio may invest in temporary defensive positions, but this is not a principal investment strategy.

A portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio is diversified.	The Portfolio is diversified.

The MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index of common stocks comprised of 957 securities as of December 31, 2009, taken from the 21 MSCI country indices in developed foreign countries outside of North America that aims to include the top 85% of market capitalization in each industry group in each country. As of December 31, 2009, the market capitalization of the MSCI EAFE Index companies ranged from $606 million to $198 billion with a median level of $28 billion and an average level of $47 billion. The MSCI EAFE Index is capitalization-weighted, meaning that companies whose securities have larger market capitalizations will contribute more to the MSCI EAFE Index's value than companies with smaller market capitalizations.

Sale of Merging Portfolio Securities. Although the MSCI EAFE Index is the benchmark for both CVS Social International and Calvert VP International, it is expected that the International Reorganization would result in the liquidation of approximately 50 percent of the portfolio securities of CVS Social International. These portfolio securities have an approximate value of $5.9 million based on the net assets of CVS Social International as of December 31, 2009. These sale proceeds would then be reinvested in portfolio securities included in the MSCI EAFE Index. Transaction costs will be incurred as a result of the liquidation of these portfolio securities and the acquisition of replacement portfolio securities. These transaction costs would ultimately be borne by Policy Owners or plan participants invested in CVS Social International and/or Calvert VP International.

* * *

Fundamental Investment Restrictions. In addition to the objectives and strategies described above, each Portfolio has adopted certain fundamental investment restrictions, which may not be changed without the approval of the holders of a majority of the outstanding shares of that Portfolio.

Ameritas Small Company è Calvert VP Small Cap

The fundamental restrictions of the Portfolios are comparable, except for the following material differences. Calvert VP Small Cap is diversified and Ameritas Small Company is not. Calvert VP Small Cap may not borrow in excess of 10% of the Portfolio's total assets, while Ameritas Small Cap may not borrow in excess of 33% of the Portfolio's total assets. Calvert VP also may not purchase securities on margin, sell securities short, hold more than 10% of the outstanding voting securities of any issuer (other than the U.S. Government or its agencies or instrumentalities) or have more than 10% of its total assets invested in illiquid securities. Ameritas Small Cap does not have any fundamental investment restriction that addresses these activities. The following chart provides additional information about the fundamental investment restrictions of each Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Portfolio)	(Acquiring Portfolio)
	Ameritas Small Company may not:	Calvert VP Small Cap may not:
Borrowing

Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the Portfolio may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the Portfolio's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.

Borrow amounts in excess of 10% of the Portfolio's total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing. The Portfolio may not enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

Underwriting

Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Lending

Make loans, except by purchase of debt obligations (including non-publicly traded debt obligations), by entering into repurchase agreements or through the lending of the Portfolio's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Portfolio's assets. For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan). The Portfolio may not lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets.

Concentration

Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Commodities	Purchase or sell commodities or commodity contracts.

Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction also does not apply to purchases of futures contracts or options if (i) no more than 20% of the Portfolio's assets are invested in futures contracts and/or options on futures contracts, (ii) the Portfolio's net assets are less than $50 million, or (iii) with respect to investments in options only, no more than 5% of the Portfolio's assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

Real Estate

Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein or for use as office space for the Portfolio.

Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which invest or deal in the above, and except that it may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction also does not apply to purchases of futures contracts or options if (i) no more than 20% of the Portfolio's assets are invested in futures contracts and/or options on futures contracts, (ii) the Portfolio's net assets are less than $50 million, or (iii) with respect to investments in options only, no more than 5% of the Portfolio's assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

Senior Securities

Issue any senior security (as that term is defined in the 1940 Act), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Portfolio has no intention of issuing senior securities except as described above under "Borrowing".)

Issue senior securities, except that the Portfolio may borrow money as provided above.

Calvert VP Small Cap has the following additional fundamental restrictions, which are not fundamental restrictions of Ameritas Small Company:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF CALVERT VP SMALL CAP (Acquiring Portfolio)
Calvert VP Small Cap may not:
Diversification

With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

Short Sales and Margin Purchases

Purchase any securities on margin (except that SMF may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

Illiquid Investments

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

Control

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Ameritas MidCap è Calvert VP MidCap

 The fundamental restrictions of the Portfolios are comparable, except for the following material differences. Ameritas MidCap may not pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets and may not invest in securities of other investment companies except as part of a reorganization. Calvert VP MidCap does not have any fundamental investment restriction that addresses these activities. Calvert VP MidCap may not purchase or sell real estate, except that the Portfolio may purchase securities of issuers which invest or deal in real estate and securities that are secured by real estate. Ameritas MidCap does not have any fundamental investment restriction that addresses this activity. The following chart provides additional information about the fundamental investment restrictions of each Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Portfolio)	(Acquiring Portfolio)
	Ameritas MidCap may not:	Calvert VP MidCap may not:
Diversification

Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.

With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

Borrowing

Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio's total assets (including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

Borrow amounts in excess of 10% of the Portfolio's total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing. The Portfolio may not enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

Underwriting

Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Lending

Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements. For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money".

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan). The Portfolio may not lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets.

Concentration

Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there shall be no limit on the purchase of U.S. Government securities.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Commodities	Invest in commodities.

Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction also does not apply to purchases of futures contracts or options if (i) no more than 20% of the Portfolio's assets are invested in futures contracts and/or options on futures contracts, (ii) the Portfolio's net assets are less than $50 million, or (iii) with respect to investments in options only, no more than 5% of the Portfolio's assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

Short Sales and Margin Purchases

Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

Purchase any securities on margin (except that SMF may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

Senior Securities	Issue senior securities	Issue senior securities, except that the Portfolio may borrow money as provided above.
Illiquid Investments

Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

Control

Purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Ameritas MidCap has the following additional fundamental restrictions, which are not fundamental restrictions of Calvert VP MidCap:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF AMERITAS MIDCAP GROWTH (Merging Portfolio)
Ameritas MidCap may not:
Pledges

Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

Other Investment Companies	Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

Calvert VP MidCap has the following additional fundamental restriction, which is not a fundamental restriction of Ameritas MidCap:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF CALVERT VP MIDCAP (Acquiring Portfolio)
Calvert VP MidCap may not:
Real Estate

Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which invest or deal in the above, and except that it may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction also does not apply to purchases of futures contracts or options if (i) no more than 20% of the Portfolio's assets are invested in futures contracts and/or options on futures contracts, (ii) the Portfolio's net assets are less than $50 million, or (iii) with respect to investments in options only, no more than 5% of the Portfolio's assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

CVS Social International è Calvert VP International

The fundamental restrictions of the Portfolios are comparable, except for the following material differences. Calvert VP International may not borrow in excess of 10% of the Portfolio's total assets, while CVS Social International may not borrow in excess of 33% of the Portfolio's total assets. Calvert VP also may not may not purchase securities on margin, sell securities short, hold more than 10% of the outstanding voting securities of any issuer (other than the U.S. Government or its agencies or instrumentalities) or have more than 10% of its total assets invested in illiquid securities. CVS Social International does not have any fundamental investment restriction that addresses these activities. The following chart provides additional information about the fundamental investment restrictions of each Portfolio.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF BOTH PORTFOLIOS
	(Merging Portfolio)	(Acquiring Portfolio)
	CVS Social International may not:	Calvert VP International may not:
Diversification

Make any investment inconsistent with its classification as a diversified investment company under the 1940

Act. Note: Under current law a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

Borrowing	Borrow money, except from banks and through reverse purchase agreements in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed).

Borrow amounts in excess of 10% of the Portfolio's total assets, taken at market value at the time of the borrowing, and then only from banks and by entering into reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing. The Portfolio will not purchase additional securities when money borrowed exceeds 5% of total assets. The Portfolio may not enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

Underwriting

Underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be an underwriting. Note: Under current law, a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling its shares and except as it may be deemed such in a sale of restricted securities.

Lending

Lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio's total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan). The Portfolio may not lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Portfolio's total assets.

Concentration

Concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby). Note: Under the interpretation of the Securities and Exchange Commission staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. Gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Commodities and Real Estate

Invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Portfolio may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

Purchase or sell commodities, commodity contracts, or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction also does not apply to purchases of futures contracts or options if (i) no more than 20% of the Portfolio's assets are invested in futures contracts and/or options on futures contracts or (ii) solely with respect to investments in options, no more than 5% of the Portfolio's assets are paid for premiums for outstanding put and call options (including options on futures contracts) and no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

Senior Securities	Issue senior securities.	Issue senior securities, except that the Portfolio may borrow money as provided above.

Calvert VP International has the following additional fundamental restrictions, which are not fundamental restrictions of CVS Social International:

ADDITIONAL FUNDAMENTAL INVESTMENT RESTRICTIONS OF CALVERT VP INTERNATIONAL (Acquiring Portfolio)
Calvert VP International may not:
Short Sales and Margin Purchases

Purchase any securities on margin (except that SMF may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

Illiquid Investments

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

Control

Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

* * *

Each Portfolio also has certain non-fundamental investment restrictions, which may be changed by the Board at any time without a shareholder vote. For more information regarding the Portfolios' non-fundamental investment restrictions, see the Ameritas SAI, the CVS SAI or the Summit SAI, as applicable.

Principal Risks. An investment in each Portfolio entails investment risk. Shareholders could lose money on their investment in each Portfolio, or each Portfolio could underperform, because of the following principal risks.

Ameritas Small Company è Calvert VP Small Cap

PRINCIPAL RISKS
Merging Portfolio	Acquiring Portfolio
Ameritas Small Company	Calvert VP Small Cap

The Portfolio is non-diversified. Compared to other funds, the Portfolio may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have a greater impact on the Portfolio.

The Portfolio has no similar principal risk.
The stock market may decline in value.	The stock market or the Russell 2000 Index may decline in value.
The individual stocks in the Portfolio may not perform as well as expected, and/or the Subadvisor's portfolio management practices may not work to achieve their desired result.

An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Prices of small-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Initial public offerings ("IPOs") are newly issued securities that may have volatile prices due to speculation and the lack of any established long term price history. Accordingly, IPOs and other volatile investments may magnify the performance impact when the Portfolio assets are small or when the Portfolio contains a significant amount of such investments. Currently, there is no limit on the amount of IPOs that may be purchased by the Portfolio provided such purchases are within the Portfolio's stated objectives and guidelines. Portfolio performance driven by IPO purchases may not continue if assets grow or IPO portfolio trading changes.

The use of stock index futures and options may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof). A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser the right to sell the underlying security to the writer of the option at a specified exercise price. Stock index futures and options are derivatives. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. If changes in a derivative's value do not correspond to changes in the value of the Portfolio's other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation. In addition, derivatives may be less liquid and more difficult to value.

Ameritas MidCap è Calvert VP MidCap

PRINCIPAL RISKS
Merging Portfolio	Acquiring Portfolio
Ameritas MidCap	Calvert VP MidCap
The stock market or the S&P MidCap 400 Index may decline in value.

An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Prices of mid-cap stocks may respond to market activity differently from and can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

The Portfolio has no similar principal risk.

The use of stock index futures and options may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. A stock index future is a contract to buy or sell the cash value of a specific stock index at a specific price by a specified date. An option gives the holder the right but not the obligation to purchase or sell a security at a specified price within a specified time, and a stock index option is an option based on a stock market index (or the cash value thereof). A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser the right to sell the underlying security to the writer of the option at a specified exercise price. Stock index futures and options are derivatives. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. If changes in a derivative's value do not correspond to changes in the value of the Portfolio's other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives also can involve risk of loss if the party who issued the derivative defaults on its obligation. In addition, derivatives may be less liquid and more difficult to value.

CVS Social International è Calvert VP International

PRINCIPAL RISKS
Merging Portfolio	Acquiring Portfolio
CVS Social International	Calvert VP International
The stock market or the MSCI EAFE Index may decline in value.

An index fund has operating expenses; a market index does not. The Portfolio, while expected to track its target index as closely as possible, will not be able to match the performance of the index exactly.

Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Investment in foreign securities also involves the risk that securities which trade or are denominated in currencies other than the U.S. dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency will generally cause the U.S. dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Investment in emerging market securities involves greater risk than that associated with investment in the foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

The Portfolio has no similar principal risk.

The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs. GDRs can involve increased currency risk since they may not be U.S. dollar-denominated.

The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk. A sponsored ADR is preferable to an unsponsored ADR as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Normally, less information is available on unsponsored ADRs.

* * *

An investment in any Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information concerning the risks associated with investments in the Portfolios, see the applicable Portfolio's Prospectus and the Ameritas SAI, the CVS SAI or the Summit SAI, as applicable.

EXPENSE COMPARISON

The following tables allow you to compare the expenses of the Portfolios, and the tables titled "Pro Forma Combined Portfolio" show what the expenses of Calvert VP Small Cap, Calvert VP MidCap and Calvert VP International are estimated to be assuming the respective Reorganization takes place. You will not pay an initial or deferred sales charge in connection with any Reorganization.

The expense amounts set forth in the tables and the Examples are based on the fiscal year ended December 31, 2008 of the Merging Portfolio and of the Acquiring Portfolio, respectively.  The expense amounts in the tables and the Examples for the Combined Portfolio are based on the annualized estimated combined expenses of the Acquiring Portfolio and the Merging Portfolio for the six months ended June 30, 2009. Calvert Asset Management Company, Inc. ("CAMCO" or the "Advisor") initiated its service as the advisor to the Acquiring Portfolios on December 12, 2008 and agreed to implement contractual expense limits for those Portfolios through December 12, 2010.  The six months ended June 30, 2009 therefore reflect the most recent completed reporting period during which the contractual expense limits were in effect for the full reporting period.

The tables do not reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, costs would be higher.

Ameritas Small Company è Calvert VP Small Cap

SHAREHOLDER FEES. The following chart shows the Portfolio fees that are paid directly from your account.

	(Merging Portfolio)	(Acquiring Portfolio & Combined Portfolio)
	Ameritas Small Company	Calvert VP Small Cap
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None

ANNUAL FUND OPERATING EXPENSES. 1 The following chart shows the Portfolio expenses that are deducted from Portfolio assets.

	(Merging Portfolio)	(Acquiring Portfolio)	(Pro Forma Combined Portfolio)
	Ameritas Small Company [2]	Calvert VP Small Cap	Calvert VP Small Cap
Management Fees	1.17%	0.45%	0.45%
Other Expenses [3]	0.35%	0.25%	0.27%
Acquired Fund Fees & Expenses	N/A	N/A	N/A
Total Annual Fund Operating Expenses	1.52%	0.70%	0.72%
Less Fee Waiver and/or Expense Reimbursement [4]	(0.19%)	N/A	(0.02%)
Net Expenses	1.33%	0.70%	0.70%

Explanation of Expense Table

1 Annual Portfolio operating expenses are based on the fiscal year ended December 31, 2008 of the Merging Portfolio and the Acquiring Portfolio, respectively. Annual operating expenses of the Combined Portfolio are based on the annualized estimated combined expenses of the Acquiring Portfolio and the Merging Portfolio for the six months ended June 30, 2009. The rate at which expenses are accrued, however, may not be constant and, at any particular point, may be greater or less than the stated average percentage. Management fees include the advisory fee paid by each Portfolio to CAMCO, and the administrative fee paid by each Portfolio to Calvert Administrative Services Company, an affiliate of CAMCO. The administrative fee, as a percentage of net assets, is 0.05% for the Merging Portfolio and 0.10% for the Acquiring Portfolio and the Combined Portfolio.

2 As of September 1, 2009, CAMCO assumed the day-to-day portfolio management responsibilities of the Portfolio. For as long as CAMCO is the Portfolio's sole investment advisor, CAMCO agreed to reduce the advisory fee to 0.92% on Portfolio's average daily net assets ("Portfolio Assets") up to $50 million, 0.82% on the next $50 million in Portfolio Assets and 0.67% on Portfolio Assets in excess of $100 million. The advisory fee prior to September 1, 2009 was 1.12% of Portfolio Assets.

3 "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.

4 With respect to Ameritas Small Company, the Advisor has agreed to contractually limit direct net annual fund operating expenses through April 30, 2011. Direct net operating expenses will not exceed 1.33% for Class I shares. Only the Board may terminate the Portfolio's expense cap for the contractual period. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes.

With respect to Calvert VP Small Cap, the Advisor has agreed to contractually limit direct net annual fund operating expenses through December 12, 2010. Direct net operating expenses will not exceed 0.70%. The Board may not terminate the Portfolio's expense cap for the contractual period. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credit earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section, as the difference between the line items "Expenses Before Offsets" and "Net Expenses", as shown in the most recent Annual Report. The amount that CAMCO benefited from the credit was 0.05% and 0.00% for Ameritas Small Company and Calvert VP Small Cap, respectively, for the most recent fiscal year.

Ameritas MidCap è Calvert VP MidCap

SHAREHOLDER FEES. The following chart shows the Portfolio fees that are paid directly from your account.

	(Merging Portfolio)	(Acquiring Portfolio & Combined Portfolio)
	Ameritas MidCap	Calvert VP MidCap
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None

ANNUAL FUND OPERATING EXPENSES. 1 The following chart shows the Portfolio expenses that are deducted from Portfolio assets.

	(Merging Portfolio)	(Acquiring Portfolio)	(Pro Forma Combined Portfolio)
	Ameritas MidCap [2]	Calvert VP MidCap	Calvert VP MidCap
Management Fees	0.85%	0.40%	0.40%
Other Expenses [3]	0.22%	0.15%	0.17%
Acquired Fund Fees & Expenses	N/A	N/A	N/A
Total Annual Fund Operating Expenses	1.07%	0.55%	0.57%
Less Fee Waiver and/or Expense Reimbursement [4]	(0.13%)	N/A	(0.02%)
Net Expenses	0.94%	0.55%	0.55%

Explanation of Expense Table

1 Annual Portfolio operating expenses are based on the fiscal year ended December 31, 2008 of the Merging Portfolio and the Acquiring Portfolio, respectively. Annual operating expenses of the Combined Portfolio are based on the annualized estimated combined expenses of the Acquiring Portfolio and the Merging Portfolio for the six months ended June 30, 2009. The rate at which expenses are accrued, however, may not be constant and, at any particular point, may be greater or less than the stated average percentage. Management fees include the advisory fee paid by each Portfolio to CAMCO, and the administrative fee paid by each Portfolio to Calvert Administrative Services Company, an affiliate of CAMCO. The administrative fee, as a percentage of net assets, is 0.05% for the Merging Portfolio and 0.10% for the Acquiring Portfolio and the Combined Portfolio.

2 On December 11, 2009, Summit replaced the Portfolio's previous subadvisor. See "Information Relating to the Ameritas MidCap Investment Subadvisory Agreement Between CAMCO and Summit". That change caused the Portfolio's investment management strategy to change from an active management strategy to a passive management strategy. The passive management strategy seeks to track the S&P MidCap 400 Index and has lower advisory fees and other expenses when compared to the Portfolio's expenses under the active management strategy. The expenses shown in the chart are for the fiscal year ended December 31, 2008 during which period the Portfolio was actively managed. Pursuant to the terms of the subadvisory agreement between CAMCO and Summit, CAMCO pays Summit a subadvisory fee, payable monthly, at the annual rate of 0.075% of the Portfolio's average daily net assets, which is 0.455% lower than the fee that was paid to the previous subadvisor. As a result of this reduction in the subadvisory fee, CAMCO agreed to voluntarily waive 0.20% of its advisory fee for the period from February 10, 2010 through April 30, 2010.

3 "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.

4 With respect to Ameritas MidCap, the Advisor has agreed to contractually limit direct net annual fund operating expenses through April 30, 2011. Direct net operating expenses will not exceed 0.94% for the Portfolio. Only the Board may terminate the Portfolio's expense cap for the contractual period. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes.

With respect to Calvert VP MidCap, the Advisor has agreed to contractually limit direct net annual fund operating expenses through December 12, 2010. Direct net operating expenses will not exceed 0.55% for Class I shares. The Board may not terminate the Portfolio's expense cap for the contractual period. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credit earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section, as the difference between the line items "Expenses Before Offsets" and "Net Expenses", as shown in the most recent Annual Report.

CVS Social International è Calvert VP International

SHAREHOLDER FEES. The following chart shows the Portfolio fees that are paid directly from your account.

	(Merging Portfolio)	(Acquiring Portfolio & Combined Portfolio)
	CVS Social International	Calvert VP International
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None

ANNUAL FUND OPERATING EXPENSES. 1 The following chart shows the Portfolio expenses that are deducted from Portfolio assets.

	(Merging Portfolio)	(Acquiring Portfolio)	(Pro Forma Combined Portfolio)
	CVS Social International [2]	Calvert VP International	Calvert VP International
Management Fees	1.10%	0.66%	0.66%
Other Expenses [3]	0.77%	0.56%	0.60%
Acquired Fund Fees & Expenses [4]	N/A	0.01%	0.01%
Total Annual Fund Operating Expenses	1.87%	1.23%	1.27%
Less Fee Waiver and/or Expense Reimbursement [5]	N/A	(0.27%)	(0.31%)
Net Expenses	1.87%	0.96%	0.96%

Explanation of Expense Table

1 Annual Portfolio operating expenses are based on the fiscal year ended December 31, 2008 of the Merging Portfolio and the Acquiring Portfolio, respectively. Annual operating expenses of the Combined Portfolio are based on the annualized estimated combined expenses of the Acquiring Portfolio and the Merging Portfolio for the six months ended June 30, 2009. The rate at which expenses are accrued, however, may not be constant and, at any particular point, may be greater or less than the stated average percentage. Management fees include the advisory fee paid by each Portfolio to CAMCO, and the administrative fee paid by each Portfolio to Calvert Administrative Services Company, an affiliate of CAMCO. The administrative fee, as a percentage of net assets, is 0.35% for the Merging Portfolio and 0.10% for the Acquiring Portfolio and the Combined Portfolio.

2 On December 11, 2009, World Asset Management ("WAM"), Inc. replaced the Portfolio's previous subadvisor. See the Information Statement attached to this Prospectus/Proxy Statement as Exhibit E. That change caused the Portfolio's investment management strategy to change from an active management strategy to a passive management strategy. The passive management strategy seeks to track the S&P MidCap 400 Index and has lower advisory fees and other expenses when compared to the Portfolio's expenses under the active management strategy. The expenses shown in the chart are for the fiscal year ended December 31, 2008 during which period the Portfolio was actively managed. Pursuant to the terms of the subadvisory agreement between CAMCO and WAM, CAMCO pays WAM a subadvisory fee, payable monthly, at the annual rate of 0.10% of the Portfolio's average daily net assets, which is 0.35% lower than the fee that was paid to the previous subadvisor. As a result of this reduction in the subadvisory fee, CAMCO agreed to voluntarily waive 0.15% of its advisory fee for the period from February 10, 2010 through April 30, 2010.

3 "Other expenses" includes custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties that provide recordkeeping and other administrative services.

4 Expenses of Acquired Funds (certain other pooled investment vehicles) are based on amounts derived from information provided by the Acquired Funds.

5 With respect to CVS Social International, the Advisor has agreed to voluntarily limit direct net annual fund operating expenses for the period from December 11, 2009 through April 30, 2010 to the expense ratio that was in effect as of November 30, 2009, which was 2.30%. The Advisor may cease this waiver at any time. This waiver does not include interest expense, brokerage commissions, extraordinary expenses, and taxes.

With respect to Calvert VP International, the Advisor has agreed to contractually limit direct net annual fund operating expenses through December 12, 2010. Direct net operating expenses will not exceed 0.95% for Class I shares. The Board may not terminate the Portfolio's expense cap for the contractual period. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credit earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement." The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" section, as the difference between the line items "Expenses Before Offsets" and "Net Expenses", as shown in the most recent Annual Report.

Examples. These examples are intended to help you compare the cost of investing in the Portfolios (both before and after the Reorganizations) with the cost of investing in other mutual funds. The examples assume that:

    You invest $10,000 in the Portfolio for the time periods indicated;

    You reinvest all dividends and distributions;

    Your investment has a 5% return each year;

    The Portfolio's operating expenses remain the same; and

    Any contractual Calvert expense limitation is in effect for year one.

The examples do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Ameritas Small Company è Calvert VP Small Cap
(Unaudited)	1 Year	3 Years	5 Years	10 Years
Merging Portfolio:
Ameritas Small Company	$135	$462	$811	$1,796
Acquiring Portfolio:
Calvert VP Small Cap	$72	$224	$390	$871
Combined Portfolio:
Calvert VP Small Cap	$72	$228	$399	$893

Ameritas MidCap è Calvert VP MidCap

(Unaudited)	1 Year	3 Years	5 Years	10 Years
Merging Portfolio:
Ameritas MidCap	$96	$327	$578	$1,294
Acquiring Portfolio:
Calvert VP MidCap	$56	$176	$307	$689
Combined Portfolio:
Calvert VP MidCap	$56	$181	$316	$712

CVS Social International è Calvert VP International
(Unaudited)	1 Year	3 Years	5 Years	10 Years
Merging Portfolio:
CVS Social International	$190	$588	$1,011	$2,190
Acquiring Portfolio:
Calvert VP International	$98	$364	$650	$1,465
Combined Portfolio:
Calvert VP International	$98	$372	$667	$1,507

PERFORMANCE

Bar Chart and Performance Table

The bar charts and tables below show each Merging Portfolio's annual returns and long-term performance in comparison to the annual returns and long-term performance of the applicable Acquiring Portfolio. The charts and tables provide some indication of the risks of investing in the Acquiring Portfolio, although the data with respect to Ameritas MidCap and CVS Social International may overstate or understate those risks because those funds were actively managed funds until December 11, 2009 when those Portfolios became passively managed index funds following a subadvisor change. The chart for each Portfolio shows how the performance of that Portfolio has varied from year to year. The tables compare the performance of the applicable Portfolio over time to that of (i) the Russell 2000 Index in the case of Ameritas Small Company and Calvert VP Small Cap, (ii) the S&P MidCap 400 Index in the case of Ameritas MidCap and Calvert VP MidCap, and (iii) the MSCI EAFE Index in the case of CVS Social International and Calvert VP International. Each index is a widely recognized, unmanaged index of common stock prices. An index does not reflect fees or expenses, and it is not possible to invest directly in an index. It also shows the applicable Portfolio compared to (i) the Lipper VA Small-Cap Core Funds Average in the case of Ameritas Small Company and Calvert VP Small Cap, (ii) the Lipper VA Mid-Cap Growth Funds Average in the case of Ameritas MidCap, (iii) the Lipper VA Mid-Cap Core Funds Average in the case of Calvert VP MidCap, and (iv) the Lipper VA International Value Funds Average in the case of CVS Social International and Calvert VP International, each of which is an average of the annual return of mutual funds that have an investment goal similar to that of the applicable Portfolio.

A Portfolio's past performance does not necessarily indicate how that Portfolio will perform in the future.

The returns shown do not reflect fees and charges imposed under variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

Ameritas Small Company è Calvert VP Small Cap

(Merging Portfolio)
Ameritas Small Company
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '01	21.37%
Worst Quarter (of periods shown)	Q4 '08	-24.15%

(Acquiring Portfolio)
Calvert VP Small Cap
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	23.53%
Worst Quarter (of periods shown)	Q4 '08	-26.18%

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2008)
(Merging Portfolio)					(Acquiring Portfolio)
Ameritas Small Company					Calvert VP Small Cap
	1 Year	5 Years	10 Years	Since Inception*		1 Year	5 Years	10 Years	Since Inception**
Ameritas Small Company	-30.05%	-2.79%	N/A	4.74%	Calvert VP Small Cap	-33.96%	-1.44%	N/A	1.04%
Russell 2000 Index	-33.79%	-0.93%	N/A	2.28%	Russell 2000 Index	-33.79%	-0.93%	N/A	1.42%
Lipper VA Small-Cap Core Funds Average	-35.42%	-2.45%	N/A	***	Lipper VA Small-Cap Core Funds Average	-35.42%	-2.45%	N/A	****
*	Inception date of Ameritas Small Company is 1/2/01.	**	Inception date of Calvert VP Small Cap is 4/27/00.

***	For comparison purposes to Lipper, performance for the Portfolio as of 1/31/01 is 3.87% and the performance for the Lipper VA Small-Cap Core Funds Average is -0.33%.

****	For comparison purposes to Lipper, performance for the Portfolio as of 4/30/00 is 0.54% and the performance for the Lipper VA Small-Cap Core Funds Average is 0.40%.

Ameritas MidCap è Calvert VP MidCap

(Merging Portfolio)
Ameritas MidCap
Year-by-Year Total Return

Best Quarter (of periods shown)	Q1 '00	22.00%
Worst Quarter (of periods shown)	Q4 '08	-31.84%

(Acquiring Portfolio)
Calvert VP MidCap
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '01	17.78%
Worst Quarter (of periods shown)	Q4 '08	-25.93%

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2008)
(Merging Portfolio)					(Acquiring Portfolio)
Ameritas MidCap					Calvert VP MidCap
	1 Year	5 Years	10 Years	Since Inception*		1 Year	5 Years	10 Years	Since Inception**
Ameritas MidCap	-57.48%	-4.62%	N/A	0.43%	Calvert VP Mid Cap	-36.63%	-0.66%	N/A	3.60%
S&P MidCap 400 Index	-36.23%	-0.08%	N/A	4.54%	S&P MidCap 400 Index	-36.23%	-0.08%	N/A	4.34%
Russell Midcap Growth Index	-44.32%	-2.33%	N/A	-1.85%
Lipper VA Mid-Cap Growth Funds Average	-45.46%	-3.06%	N/A	***	Lipper VA Mid-Cap Core Funds Average	-39.18%	-2.10%	N/A	****
*	Inception date of Ameritas MidCap is 11/1/99.	**	Inception date of Calvert VP MidCap is 5/3/99.

***	For comparison purposes to Lipper, performance for the Portfolio since 11/30/99 is -0.57% and the performance for the Lipper VA Mid-Cap Growth Funds Average is -3.80%.

****	For comparison purposes to Lipper, performance for the Portfolio since 5/31/99 is 3.71% and the performance for the Lipper VA Mid-Cap Core Funds Average is 3.59%.

CVS Social International è Calvert VP International

(Merging Portfolio)
CVS Social International
Year-by-Year Total Return

Best Quarter (of periods shown)	Q4 '99	21.14%
Worst Quarter (of periods shown)	Q4 '08	-24.23%

 (Acquiring Portfolio)
Calvert VP International
Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '03	17.95%
Worst Quarter (of periods shown)	Q3 '08	-19.67%

AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2008)
(Merging Portfolio)					(Acquiring Portfolio)
CVS Social International					Calvert VP International
	1 Year	5 Years	10 Years	Since Inception*		1 Year	5 Years	10 Years	Since Inception**
CVS Social International	-46.99%	-2.10%	-1.83%	3.47%	Calvert VP Small Cap	-42.68%	1.03%	N/A	5.47%
MSCI EAFE (Standard) Index	-43.06%	2.10%	1.18%	5.18%	MSCI EAFE (Standard) Index	-43.06%	2.10%	N/A	7.41%
MSCI EAFE Investable Market Index	-43.40%	2.16%	1.56%	N/A
Lipper VA International Value Funds Average	-43.70%	-0.05%	0.68%	5.72%	Lipper VA International Value Funds Average	-43.70%	-0.05%	N/A	***
*	Inception date of CVS Social International is 6/30/92.	**	Inception date of Calvert VP International is 11/12/02.

***	For comparison purposes to Lipper, performance for the Portfolio since 11/30/02 is 4.83% and the performance for the Lipper VA International Value Funds Average is 4.22%.

* * *

Important information about each Calvert VP Portfolio is also contained in management's discussion of that Portfolio's performance which appears in the most recent Annual Report and Semi-Annual Report of Summit Mutual Funds, Inc. for the Summit Russell 2000 Small Cap Index Portfolio, the Summit S&P MidCap 400 Index Portfolio and the Summit EAFE International Index Portfolio.

PORTFOLIO MANAGEMENT

Management. The overall management of each Portfolio is the responsibility of, and is supervised by, the Board.

Investment Management. Calvert Asset Management Company, Inc. ("CAMCO" or the "Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. CAMCO is a subsidiary of Calvert Group, Ltd., which is an indirect subsidiary of UNIFI Mutual Holding Company ("UNIFI"). CAMCO provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Directors who are affiliated persons of and employed by CAMCO. It has been managing mutual funds since 1976. As of September 30, 2009, CAMCO was the investment advisor for 54 mutual fund portfolios and had over $14 billion in assets under management.

Advisory Fees.

Ameritas Small Company è Calvert VP Small Cap

Under the investment advisory agreement between CAMCO and CVP, CAMCO receives an annual advisory fee of 0.35% with respect to Calvert VP Small Cap as a percentage of the Portfolio's average daily net assets. The advisory fee does not include administrative fees of 0.10%. A discussion regarding the basis for the approval by the Board of the Portfolio's investment advisory agreement is available in the most recent Annual Report for Summit Russell 2000 Small Cap Index Portfolio covering the fiscal year ended December 31.

Ameritas MidCap è Calvert VP MidCap

Under the investment advisory agreement between CAMCO and CVP, CAMCO receives an annual advisory fee of 0.30% with respect to Calvert VP MidCap as a percentage of the Portfolio's average daily net assets. The advisory fee does not include administrative fees of 0.10%. A discussion regarding the basis for the approval by the Board of the Portfolio's investment advisory agreement is available in the most recent Annual Report for Summit S&P MidCap 400 Index Portfolio covering the fiscal year ended December 31.

CVS Social International è Calvert VP International

Under the investment advisory agreement between CAMCO and CVP, CAMCO receives an annual advisory fee of 0.56% with respect to Calvert VP International as a percentage of the Portfolio's average daily net assets. The advisory fee does not include administrative fees of 0.10%. A discussion regarding the basis for the approval by the Board of the Portfolio's investment advisory agreement is available in the most recent Annual Report for Summit EAFE International Index Portfolio covering the fiscal year ended December 31.

Subadvisor and Portfolio Manager for the Calvert VP Portfolios.

Information is provided below identifying each individual and/or member of the team who is employed by or associated with the Subadvisor of each Calvert VP Portfolio and who are jointly and primarily responsible for the day-to-day management of each Calvert VP Portfolio.

Calvert VP Small Cap and Calvert VP MidCap

Summit Investment Partners, Inc. ("Summit") is a wholly-owned subsidiary of The Union Central Life Insurance Company. The Union Central Life Insurance Company is a wholly-owned subsidiary of Ameritas Life Insurance Corporation, which is an indirect subsidiary of UNIFI. Summit is located at 312 Walnut Street, Suite 2500, Cincinnati, OH 45202. Summit is an affiliate of CAMCO.

Summit is the investment subadvisor to Calvert VP Small Cap and Calvert VP MidCap. The Portfolio Managers of those Portfolios are as follows:

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director	Since 1989	Managing Director of Summit	Team Leader
Kevin L. Keene	Analyst	Since 2006	Equity index and derivatives analyst for Summit since 2006. Director of Administration, FTJ FundChoice 2001-2006	Team Member

The Summit SAI provides additional information about each Portfolio Manager's management of other accounts, compensation and ownership of securities in each Calvert VP Portfolio.

Calvert VP International

World Asset Management, Inc. ("WAM"), a wholly-owned subsidiary of Comerica, Inc., 225 E. Brown Street, Suite 300, Birmingham, Michigan 48009, is the investment subadvisor to Calvert VP International. The Portfolio Manager of that Portfolio is as follows:

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years	Role on Management Team
Theodore D. Miller	Portfolio Manager	Since 1995	Director, International Investment	Portfolio Manager

Other Management Arrangements.

Calvert Distributors, Inc. ("CDI"), a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is the principal underwriter and distributor of the Portfolios.

Boston Financial Data Services, Inc., a subsidiary of State Street Bank & Trust Company, N.A., is the transfer agent and dividend disbursing agent for the Portfolios.

Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is the shareholder servicing agent for the Portfolios.

Calvert Administrative Services Company, a subsidiary of Calvert Group, Ltd. and an affiliate of CAMCO, is the administrator for the Portfolios.

INFORMATION RELATING TO THE AMERITAS MIDCAP
INVESTMENT SUBADVISORY AGREEMENT
BETWEEN CAMCO AND SUMMIT

Background. Calvert has served as the investment advisor to Ameritas MidCap Growth since November 2006, pursuant to shareholder approval. As the investment advisor, Calvert contracts out investment subadvisory services for the Portfolio. Under the investment subadvisory agreement, the subadvisor furnishes to the Portfolio an investment program, making investment decisions and placing orders for the purchase and sale of portfolio securities. Since inception through December 10, 2009, the subadvisor to Ameritas MidCap had been Fred Alger Management, Inc. ("Alger"). Alger is owned by Alger Inc., which in turn is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger, are controlled by Hilary M. Alger, Nicole D. Alger, and Alexandra D. Alger, each of whom owns 33% of the voting rights of Alger. Alger's principal business office is 111 Fifth Avenue, New York, NY 10003.

Board Action. On December 10, 2009, the Board terminated Alger as the subadvisor to the Portfolio effective immediately. This change was precipitated, in part, by highly inconsistent performance and a change in Alger's investment process from one that generated excess returns through security selection to one that relied on a higher-than-benchmark beta as the primary driver of excess returns. A high beta level is indicative of a high level of systematic risk in the Portfolio. Accordingly, the Board determined that shareholders may benefit from the services of a different investment subadvisor whose management style might better pursue the Portfolio's objective of seeking long-term capital appreciation. After careful consideration by CAMCO, it recommended, and the Board approved, the selection (subject to shareholder approval) of Summit as the new subadvisor for the Portfolio. In making its recommendation, the Advisor noted that: (a) Summit would manage the Portfolio on passive basis and would seek to track the S&P MidCap 400 Index; (b) Summit would employ a full replication passive investment process to ensure that the Portfolio closely tracks the returns of the S&P MidCap 400 Index; (c) Summit has developed a solid track record in managing passive portfolios; (d) Summit currently manages Calvert VP MidCap, which seeks to track the S&P MidCap 400 Index; (e) based on three-year returns, Calvert VP MidCap has produced tracking errors ranging from 0.60% to 0.23% with levels as low as 0.05%, with the higher tracking errors dating from earlier periods when the Portfolio's assets were very small; (f) the low level of tracking error is very competitive in the market for passive strategies; (g) the change to Summit would result in a reduction of subadvisory fees and the waiver of 0.20% of Calvert's advisory fee that will immediately benefit the shareholders of the Portfolio; (h) the change would result in the implementation of a lower turnover strategy that has the potential to improve performance through lower volatility; and (i) the change is related to the Advisor's further recommendation to reorganize the Portfolio into Calvert VP MidCap, which is subadvised by Summit. Summit thus assumed management responsibility for Ameritas MidCap as of December 11, 2009. At the same time though, the Board has authorized submission of the investment subadvisory agreement between CAMCO and CVS attached hereto as Exhibit D (the "Subadvisory Agreement") to Ameritas MidCap shareholders for approval, which is required due to the affiliation between Calvert and Summit as discussed further herein.

Board Considerations. The full Board, and by a separate vote, the Independent Directors, approved the subadvisory agreement with Summit with respect to Ameritas MidCap. The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the approval of the Subadvisory Agreement. Prior to voting, the Independent Directors reviewed the proposed Subadvisory Agreement with management and also met in a private session with their counsel at which no representatives of management were present.

In evaluating the Subadvisory Agreement, the Independent Directors considered information provided by Summit relating to Summit's operations, personnel, investment philosophy, strategies and techniques. Among other things, Summit provided biographical information on Summit's portfolio management and other professional staff, performance information for Summit, and descriptions of Summit's investment philosophies, strategies and techniques, organizational and management structures, and brokerage policies and practices.

The Board approved the Subadvisory Agreement based on a number of factors relating to Summit's ability to perform under the Subadvisory Agreement. In the course of its deliberations, the Board evaluated, among other things: the nature, extent and the quality of the services to be rendered by Summit; Summit's management style; Summit's long-term performance record in employing its investment strategies; Summit's current level of staffing and its overall resources; the qualifications and experience of Summit's personnel; Summit's financial condition with respect to its ability to perform the services required under the Subadvisory Agreement; Summit's compliance systems including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Subadvisory Agreement.

The Board also considered the Portfolio's performance during the one-, three- and five-year periods ended June 30, 2009 as compared to the Portfolio's peer group and noted that it reviewed on a quarterly basis detailed information about the Portfolio's performance results, portfolio composition and investment strategies. The Board noted CAMCO's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of Summit. The Board also took into account the performance of the Summit S&P MidCap 400 Index Portfolio, which is managed by Summit.

In considering the cost of services to be provided by Summit and the anticipated level of profitability to Summit of its relationship with the Portfolio, the Board noted that the fees under the Subadvisory Agreement are paid by CAMCO out of the advisory fees that CAMCO receives under its investment advisory agreement and also noted that the advisory fees paid by the Portfolio would, in fact, decrease because Calvert agreed to waive 0.20% of its advisory fee for the period from February 10, 2010 through April 30, 2010. The Board also relied on the ability of CAMCO to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board took into account that Summit would be paid a subadvisory fee of 0.075% for managing the Portfolio on a passive basis compared to the subadvisory fee of 0.53% received by Alger for actively managing the Portfolio and that Summit had agreed to waive its fee for the period from December 11, 2009 through February 9, 2010. Based upon its review, the Board determined that the subadvisory fee was reasonable for a passively managed investment strategy. For each of these reasons, the estimated cost of the services to be provided by Summit and the anticipated level of profitability of its relationship with the Portfolio were not material factors in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in Summit's management of the Portfolio to be a material factor in its consideration.

In approving the Subadvisory Agreement with Summit, the Board, including the Independent Directors, did not identify any single factor as controlling, and each Director attributed different weight to different factors. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (a) appropriate action is being taken with respect to the performance of the Portfolio; (b) Summit is qualified to manage the Portfolio's assets in accordance with its investment objectives and policies; (c) Summit maintains an appropriate compliance program; (d) Summit is likely to execute its investment strategies consistently over time; and (e) the subadvisory fees to be paid to Summit are reasonable in relation to those of similar portfolios and to the services to be provided by Summit. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement would be in the best interests of the Portfolio and its shareholders.

In addition, the Board, including a majority of its Independent Directors, in considering the affiliation between CAMCO and Summit (due to common ownership by UNIFI), made a finding that the selection of Summit to serve as the Subadvisor to the Portfolio, is in the best interests of the Portfolio and its shareholders, and does not involve a conflict of interest from which CAMCO or Summit derives an inappropriate advantage.

Other Summit Mutual Funds with Similar Investment Objectives.

Summit is an investment advisor serving various insurance companies, pension funds, foundations and endowments. Summit is also the subadvisor to several CVS mutual funds, including those identified in the chart below, which have similar objectives to that of Ameritas MidCap.

Mutual Fund	Assets Under Management as of December 31, 2009	Annual Subadvisory Fees

Summit S&P 500 Index Portfolio	$238,167,917	0.125% of average daily net assets less one-half of any Revenue Sharing Fees*
Summit S&P MidCap 400 Index Portfolio	$103,874,068	0.15% of average daily net assets less one-half of any Revenue Sharing Fees*
Summit Nasdaq-100 Index Portfolio	$25,668,866	0.175% of average daily net assets less one-half of any Revenue Sharing Fees*
Summit Russell 2000 Small Cap Index Portfolio	$63,326,914	0.175% of average daily net assets less one-half of any Revenue Sharing Fees*

* "Revenue Sharing Fees" comprise any reimbursements, platform fees, service fees, recordkeeping fees or similar fees. These fees may be associated with the Portfolio's participation on third party investment platforms.

Principal Executive Officers of Summit.

The name and title of each of Summit's principal executive officers are as follows:

Name	Title

William W. Lester	President & Chief Executive Officer

James Mikus	Sr. Vice President

Gary R. Rodmaker	Vice President

Karen D. Dike	Secretary

Gerald Q. Herbert	Treasurer

Thomas G. Knipper	Chief Compliance Officer

Jan M. Connolly	Assistant Secretary

The Subadvisory Agreement. The general terms of the Subadvisory Agreement include:

  The services to be provided to CVS. Investment advisory services (manage the Portfolio's assets and execute portfolio transactions); reports to CVS; reports and other communications to shareholders; assistance with the valuation of Portfolio assets; and periodic consultations with portfolio managers.

  General obligations of Summit. Manage the Portfolio in accordance with Portfolio guidelines and restrictions, under the direction of CAMCO and the Board.

  Expenses of the Portfolio. Summit will pay all salaries and expenses it incurs in connection with performance of its obligations under the Subadvisory Agreement, except for the cost of securities and other investments and any brokerage commissions.

  Liability issues. Summit is liable for any breach of its obligations and duties under the Subadvisory Agreement. The Subadvisory Agreement also provides that Summit shall indemnify and hold harmless CAMCO, the Portfolio and their respective directors, officers and shareholders from any and all claims, losses, expenses, obligation and liabilities (including reasonable attorneys fees) arising or resulting from the Summit's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties under the Subadvisory Agreement. In turn, CAMCO shall indemnify and hold harmless the Summit, the Portfolio, and their respective directors, officers and shareholders from any and all claims, losses, expenses, obligation and liabilities (including reasonable attorneys fees) arising or resulting from CAMCO's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties under the Subadvisory Agreement or under its Advisory Agreement with the Portfolio.

  Continuation of the Agreement. The Subadvisory Agreement provides for automatic termination unless its continuance is approved at least annually by (i) either the Board or the holders of a majority of the outstanding shares of CVS and (ii) the Independent Directors. The Subadvisory Agreement terminates automatically upon its assignment and is terminable at any time, without penalty, by the Board, CAMCO, or the holders of a majority of the outstanding shares of CVS, upon 60 days' prior written notice. World Asset may at any time terminate the Subadvisory Agreement with respect to the Portfolio by not less than 90 days' written notice delivered to the Advisor, unless otherwise mutually agreed in writing. Currently, the Subadvisory Agreement will remain in effect until May 10, 2010 unless terminated earlier.

  Compensation. Pursuant to the Advisory Agreement, the Fund will pay CAMCO an annual fee, computed daily and payable monthly in arrears, equal to 0.80% of the value of the average daily net assets of the Portfolio ("Portfolio Assets"). Pursuant to the Subadvisory Agreement, CAMCO will pay Summit an annual fee, computed daily and payable monthly in arrears, equal to 0.075% of Portfolio Assets. Summit has agreed to waive its fee for the period from December 11, 2009 through February 9, 2010. Until shareholders approve the Subadvisory Agreement, Calvert will compensate Summit pursuant to Rule 15a-4 under the 1940 Act. In accordance with Rule 15a-4, Summit may provide services to Ameritas MidCap portfolio and may be paid for those services pursuant to a contract not yet approved by shareholders for a maximum period of 150 days, provided that (a) the Board has approved the contract, and (b) the compensation does not exceed the amount payable to Alger under its contract. The compensation that will be paid to Summit prior to shareholder approval of the Subadvisory Agreement will, in fact, be less than the compensation that was payable to Alger under its subadvisory agreement. Under that agreement, Alger was paid a subadvisory fee at the annual rate of 0.53% of the Portfolio's average daily net assets ("Portfolio Assets") up to $250 million, 0.48% on the next $250 million in Portfolio Assets, and 0.45% on Portfolio Assets in excess of $500 million. For the Portfolio's fiscal year ended December 31, 2009, Alger received approximately $357,000 in fees. The difference between the reduced compensation to be received by Summit under the Subadvisory Agreement as compared to what would have been received by Alger under its subadvisory agreement amounts to 0.455% of the Portfolio's average daily net assets. As a result of the lower subadvisory fee, CAMCO agreed to voluntarily reduce its advisory fees by 0.20% for the period from February 10, 2010 through April 30, 2010.

Passive Management Strategy; New Benchmark. Summit's service as subadvisor to Ameritas MidCap began on December 11, 2009. On that date, the Ameritas MidCap investment strategy changed from an active, alpha-seeking management strategy to a passive, index-tracking investment strategy. The new investment strategy is also expected to result in a lower portfolio turnover rate. Concomitant with its approval of the New Subadvisory Agreement, the Board approved a change in the benchmark for Ameritas MidCap from the Russell MidCap Growth Index to the S&P MidCap 400 Index. While the Ameritas MidCap is expected to track the S&P MidCap 400 Index as closely as possible, it will not be able to match the performance of the index exactly because an index fund has operating expenses and a market index does not.

Board Recommendation. The Board, including a majority of the Independent Directors, approved the New Subadvisory Agreement between CAMCO and Summit with respect to Ameritas MidCap, and authorized its submission to shareholders for approval. Accordingly, the Board recommends that Ameritas MidCap shareholders vote FOR the New Subadvisory Agreement. If shareholders do not approve the Subadvisory Agreement, the Board will consider other options, including but not limited to, seeking the services of an alternate investment subadvisor.

REASONS FOR THE REORGANIZATIONS

The Board believes that the Reorganizations are in the best interests of the Merging Portfolios and their respective shareholders. At a Board Meeting held on December 10, 2009, the Board reviewed various challenges to the continuing viability of the Merging Portfolios. These challenges include: (i) with respect to each Merging Portfolio, a decline in assets since CAMCO assumed the investment advisor role in 2006 after the Merging Portfolios' initial investment advisor, Ameritas Investment Corp., changed its business strategy and opted to make existing mutual funds offered by external fund sponsors available through its variable annuity products, (ii) with respect to each Merging Portfolio, the failure of the Merging Portfolios to achieve scale despite having been in existence for nine or more years, (iii) with respect to Ameritas Small Company and Ameritas MidCap, the fact that a substantial portion of the assets are invested through variable annuity and variable life insurance products that are closed to new sales, (iv) with respect to Ameritas MidCap, the Portfolio's removal from model portfolios of UNIFI's affiliated insurance companies that have opted to offer either better performing active funds or passively managed alternatives, (v) with respect to Ameritas Small Company and Ameritas MidCap, the inability to offer the Portfolios through variable annuity and variable life insurance products of competing insurance companies, and (vi) with respect to each Merging Portfolio, underperformance relative to other variable annuity portfolios in the same Morningstar style box. Management accordingly recommends reorganizing each Merging Portfolio into the respective Calvert VP Portfolio. In connection with its consideration of these matters, the Board was also advised by counsel to the Independent Directors of its fiduciary responsibilities to the shareholders of each Merging Portfolio and the legal issues involved.

In addition, the Board considered a number of additional factors, including, but not limited to: (1) the capabilities, investment experience, and resources of Summit; (2) the expenses and advisory fees applicable to each Merging Portfolio before the applicable Reorganization and the pro forma expense ratios for shareholders in the respective Calvert VP Portfolio; (3) the terms and conditions of each Reorganization Plan and the expectation that each Reorganization would not result in a dilution of the interests of the shareholders in the applicable Merging Portfolio; (4) the economies of scale expected to be realizable as a result of each Reorganization; (5) the costs estimated to be incurred to complete each Reorganization; (6) the current size and future growth prospects of each Merging Portfolio in comparison to the anticipated future growth prospects of each Calvert VP Portfolio; (7) the similarity of the investment objective, principal investment policies and principal risks of each Merging Portfolio and the respective Acquiring Portfolio; (8) the performance of each Calvert VP Portfolio in comparison to the related Merging Portfolio; and (9) the anticipated non-taxable treatment of each Reorganization for federal income tax purposes. Thus, when considering all of the above factors, the Board determined that the Reorganization of each Merging Portfolio into the respective Calvert VP Portfolio would be in the best interest of each Merging Portfolio and its shareholders.

After this discussion, and following a further review of the materials and the terms of each proposed Reorganization Plan, the Board, including the Independent Directors, approved each Reorganization and recommended its approval by the shareholders of the applicable Merging Portfolio. In connection with the approval, the Board considered among other things, the following points in connection with each Reorganization: (1) since the value of Calvert VP Small Cap, Calvert VP MidCap or Calvert VP International shares, as applicable, to be received by Merging Portfolio shareholders will be equal to the value of the Merging Portfolio shares surrendered in exchange therefor, shareholders of each Merging Portfolio will not experience any dilution in the value of their investment as a result of the Reorganization, and (2) each Merging Portfolio will receive an opinion of counsel that the exchanges contemplated by the applicable Reorganization Plan are tax-free for federal income tax purposes.

The Board also concluded that the proposed Reorganizations would be in the best interests of each Calvert VP Portfolio after considering, among other things, (1) the economies of scale expected to be realizable as a result of the Reorganizations, (2) that shareholders of each Calvert VP Portfolio will not experience any dilution in the value of their investment as a result of each Reorganization, and (3) that each Calvert VP Portfolio will receive an opinion of counsel that the exchanges contemplated by each Reorganization Plan are tax-free for federal income tax purposes. Accordingly, the Board, including the Independent Directors, approved each Reorganization on behalf of each Calvert VP Portfolio.

INFORMATION ABOUT EACH REORGANIZATION

The following summary of each Reorganization is qualified in its entirety by reference to the applicable Reorganization Plan, a copy of which is attached as Exhibit A (Small Cap Reorganization), Exhibit B (MidCap Reorganization) and Exhibit C (International Reorganization) to this Prospectus/Proxy Statement. The material terms of each Reorganization Plan are identical.

Plans of Reorganization. The Reorganization Plans provide that each Calvert VP Portfolio will acquire all the assets of the respective Merging Portfolio in exchange for Class I shares of that Calvert VP Portfolio. If approved by shareholders, each Reorganization is expected to be completed on or about April 30, 2010 or such earlier or later date as the parties may mutually agree (the "Closing Date").

The value of the full and fractional shares of each Calvert VP Portfolio to be issued to Record Holders of the related Merging Portfolio will equal the value of the shares of that Merging Portfolio outstanding immediately prior to the respective Reorganization. Portfolio securities of each Merging Portfolio will be valued in accordance with the valuation practices of that Merging Portfolio.

At the time of each Reorganization, the Merging Portfolio will pay all of its obligations and liabilities, and prior to the respective Reorganization will issue a dividend to distribute to its Record Holders any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Closing Date not previously distributed (after reductions for any capital loss carryforward). Each Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, each Merging Portfolio will liquidate and distribute pro rata to its Record Holders as of the close of business on the Closing Date full and fractional shares of the respective Calvert VP Portfolio at a total net asset value equal to the value of the Record Holder's shares of that Merging Portfolio computed as of the close of business on the Valuation Date (the business day immediately preceding the Closing Date). This method of valuation is consistent with interpretations of Rule 22c-1 under the 1940 Act by the SEC's Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of each Calvert VP Portfolio, representing the respective pro rata number of full and fractional shares of that Calvert VP Portfolio due Record Holders of the respective Merging Portfolio. Share certificates will not be issued in connection with the Reorganizations.

The consummation of each Reorganization Plan is subject to the conditions set forth therein, including the approval of each Reorganization Plan by the affirmative vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Merging Portfolio. As indicated above, the votes of the shareholders of the Calvert VP Portfolios are not being solicited because their approval or consent is not necessary for the Reorganizations.

Representations, Warranties and Agreements. Both parties to each Reorganization shall have complied with their respective responsibilities under the applicable Reorganization Plan, the respective representations and warranties contained in that Reorganization Plan shall be true in all material respects as of the Closing Date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either Portfolio which is a party to that Reorganization Plan since December 31, 2009. Both parties to each Reorganization shall produce certificates satisfactory in form and substance indicating that they have met the terms of that Reorganization Plan.

Tax Opinions. For the purposes of this tax section, "Record Holder" refers to the separate accounts through which the Insurance Companies own shares of the Merging Portfolios' stock. Assuming each shareholder's policy or contract is treated as a variable annuity for federal income tax purposes, each shareholder will not recognize taxable income as a result of the applicable Reorganization.

Both Portfolios involved in a Reorganization shall have received an opinion of counsel, addressed to the applicable Portfolios and in form and substance satisfactory to each Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code (the "Code") to the applicable Merging Portfolio and Calvert VP Portfolio, and their respective Record Holders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the applicable Reorganization Plan, this Prospectus/Proxy Statement, and on other written representations of the applicable Merging Portfolio and Calvert VP Portfolio. With respect to each Reorganization, counsel will opine, based on the facts and assumptions stated in the applicable legal opinion, that for federal income tax purposes:

  Neither the Merging Portfolio nor the respective Calvert VP Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolio to the Calvert VP Portfolio in exchange for shares of the Calvert VP Portfolio, and, in the case of the Merging Portfolio, upon the distribution (whether actual or constructive) of shares of the Calvert VP Portfolio to Record Holders of the Merging Portfolio in exchange for their shares of the Merging Portfolio;

  The Record Holders of the Merging Portfolio who receive shares of the respective Calvert VP Portfolio pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolio for shares of the Calvert VP Portfolio (including any share interests they are deemed to have received) pursuant to the Reorganization;

  The tax basis of shares of the Calvert VP Portfolio received by Record Holders of the respective Merging Portfolio will be the same as the tax basis of the shares of the Merging Portfolio surrendered in the exchange; and the holding period of shares of the Calvert VP Portfolio received by each Record Holder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such Record Holder, provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization; and

  The tax basis of the Merging Portfolio's assets acquired by the respective Calvert VP Portfolio will be the same as the tax basis of such assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Calvert VP Portfolio will include the period during which those assets were held by the Merging Portfolio.

Each Reorganization Plan may be amended by mutual written consent of the parties to that Reorganization Plan authorized by the Board of each party. Each Reorganization Plan may be amended before or after it has been approved by shareholders of the applicable Merging Portfolio, but following its approval by shareholders, no amendment may be made that substantially changes the terms of that Reorganization Plan.

Each Reorganization Plan may be terminated, and the respective Reorganization abandoned, at any time prior to the Closing Date by either party to that Reorganization Plan upon notice to the other party, whether before or after approval by shareholders of the applicable Merging Portfolio, or by either party by notice to the other party at any time prior to the Closing Date if any material condition to its performance under that Reorganization Plan or a material covenant of the other party set forth in that Reorganization Plan has not been fulfilled, or a material default or material breach of that Reorganization Plan is made by the other party. In accordance with each Reorganization Plan, the applicable Merging Portfolio and Calvert VP Portfolio are responsible for the payment of their own expenses incurred in connection with that Reorganization. However, since the expense ratio for each Calvert VP Portfolio exceeds the applicable expense limitation for that Portfolio, the expenses for each Reorganization will effectively be borne by CAMCO. The aggregate expenses are estimated to be approximately $15,000 for the Small Cap Reorganization, $25,000 for the MidCap Reorganization and $15,000 for the International Reorganization to cover all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection therewith.

Description of Shares of the Calvert VP Portfolios. In accordance with the procedures under each Reorganization Plan as described above, each Record Holder of the Merging Portfolio will receive that number of full and fractional Class I shares of the respective Calvert VP Portfolio equal in value at the Valuation Date to the value of the shares of the Merging Portfolio then held by such Record Holder. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

The shares of each Calvert VP Portfolio are sold at NAV without any front-end or deferred sales charges, and the Class I shares of each Calvert VP Portfolio are not subject to distribution-related or shareholder-servicing related fees. Because each transfer will be effected at NAV without the imposition of a sales charge, the Record Holders of each Merging Portfolio will receive Class I shares of the respective Calvert VP Portfolio without paying any front-end sales charge or a contingent deferred sales charge as a result of the applicable Reorganization.

After a Reorganization, to the extent that your Policy remains invested in Class I shares of a Calvert VP Portfolio, the value of your Policy interest will depend on the performance of that Calvert VP Portfolio, rather than that of the respective Merging Portfolio.

Following the Reorganizations, the shares of the Calvert VP Portfolios will be sold only to insurance companies for allocation to their separate accounts to fund the benefits under variable annuity contracts and variable life insurance policies issued by such companies, and to certain pension or retirement plans that are qualified plans under federal tax law. The interest of a policy or contract owner or plan participant in the shares will be subject to the terms of the particular annuity or life insurance policy or plan, and is described in the prospectus for the applicable policy or contract, or the plan documents.

Federal Income Tax Consequences. Each Reorganization Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) and Section 368(a)(1)(D) of the Code, as applicable. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and Record Holders could recognize a gain or loss on the transaction. However, because the separate accounts that hold the Merging Portfolios are permitted to defer income taxes, no tax liability would result from any such gain or loss.

Since the Record Holders of the Portfolios are insurance companies, this Prospectus/Proxy Statement does not contain a detailed discussion of federal income tax consequences at the shareholder level. For information concerning federal tax consequences to purchasers of variable contracts or life insurance policies, see the prospectuses for the contracts or policies.

Effect of the Reorganizations on Capital Loss Carryforwards. The following tables provide information regarding the capital loss carryforwards as of December 31, 2008, for the Portfolios. All capital loss carryforwards shown in the following table expire on December 31, 2016.

Merging Portfolio	Merging Portfolio Carryforwards	Acquiring Portfolio	Acquiring Portfolio Carryforwards
Ameritas Small Company	$ (948,947)	Calvert VP Small Cap	$ 0

Ameritas MidCap	$(22,988,921)	Calvert VP MidCap	$(11,883,925)

CVS Social International	$ (4,175,055)	Calvert VP International	$(14,661,353)

If a Reorganization is not consummated, the loss carryforwards of each related Portfolio should be available to offset any net realized capital gains of that Portfolio through the expiration date in December 2016. It is anticipated that no distributions of net realized capital gains would be made by any Portfolio until the capital loss carryforwards expire or are offset by net realized capital gains.

If a Reorganization is consummated, the applicable Calvert VP Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of the related Merging Portfolio because of limitations imposed by the Code, on the occurrence of an ownership change. Each Calvert VP Portfolio should be able to use each calendar year a capital loss carryforward in an amount equal to the net asset value of the related Merging Portfolio on the Closing Date multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2010, the amount of capital loss carryforwards that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the Closing Date, which is currently anticipated to be on or about April 30, 2010.

CAMCO believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, since the Record Holders, as separate accounts of the Insurance Companies, pay no tax on their income.

Expenses. After the consummation of each Reorganization, the total operating expenses of each Calvert VP Portfolio, as a percent of net assets, are estimated to be less than the current operating expenses of the related Merging Portfolio. Certain administrative and fixed costs, such as set up fees for printing prospectuses, semi-annual and annual reports and proxy statements, legal expenses, audit fees, registration fees, and other similar expenses would be spread across a larger asset base, thereby reducing the expense ratio borne by each Calvert VP Portfolio. These efficiencies are not reflected in the Pro Forma Combined Portfolio expenses shown in the tables under "Expense Comparison", in part, because of the impact of the expenses associated with each Reorganization. In addition, with respect to the Small Cap Reorganization, the advisory fees for Calvert VP Small Cap are lower than the advisory fees for Ameritas Small Company, because Calvert VP Small Cap is a passively managed index portfolio whereas Ameritas Small Company is an actively managed portfolio.

Capitalization. The beneficial interests in CVS are represented by 32,500,000,000 authorized transferable shares of common stock, par value $0.01 per share. The beneficial interests in SMF are represented by 1,130,000,000 authorized transferable shares of common stock, par value $0.10 per share. The Articles of Incorporation of each of Fund permit the Board to allocate shares into classes or series, with rights determined by the Board, without shareholder approval.

The following tables show the capitalization of each Merging Portfolio and the respective Calvert VP Portfolio as of June 30, 2009, and on a pro forma basis the capitalization of the respective Combined Portfolio as of that date, giving effect to the proposed acquisitions of assets at net asset value.

Ameritas Small Company è Calvert VP Small Cap

Capitalization	(Merging Portfolio)	(Acquiring Portfolio)	Pro Forma Adjustments*	(Pro Forma Combined Portfolio)
	Ameritas Small Company	Calvert VP Small Cap		Calvert VP Small Cap **
Class I Net Assets	$9,258,557	$57,582,081	---	$66,840,638
Class I Shares Outstanding	712,759	1,391,913	(488,960)	1,615,712
Class I Net Asset Value per Share	$12.99	$41.37	---	$41.37

Ameritas MidCap è Calvert VP MidCap

Capitalization	(Merging Portfolio)	(Acquiring Portfolio)	Pro Forma Adjustments*	(Pro Forma Combined Portfolio)
	Ameritas MidCap	Calvert VP MidCap		Calvert VP MidCap **
Class I Net Assets	$33,772,522	$88,966,598	---	$122,739,120
Class I Shares Outstanding	1,915,408	2,037,481	(1,141,873)	2,811,016
Class I Net Asset Value per Share	$17.63	$43.66	---	$43.66

CVS Social International è Calvert VP International

Capitalization	(Merging Portfolio)	(Acquiring Portfolio)	Pro Forma Adjustments*	(Pro Forma Combined Portfolio)
	CVS Social International	Calvert VP International		Calvert VP International **
Class I Net Assets	$11,229,936	$69,745,867	---	$80,975,803
Class I Shares Outstanding	1,183,248	1,165,844	(995,519)	1,353,573
Class I Net Asset Value per Share	$9.49	$59.82	---	$59.82

*  The estimated reorganization expenses are $15,000 for the Small Cap Reorganization, $25,000 for the MidCap Reorganization and $15,000 for the International Reorganization.  Each Acquiring Portfolio, however, is subject to a contractual or voluntary expense limitation and the expense ratio of each Acquiring Portfolio is higher than the applicable expense limitation.  Therefore, the reorganization expenses will effectively be borne by CAMCO.

** The pro forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganizations. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Portfolio on the acquisition date.

SHAREHOLDER INFORMATION FOR THE CALVERT VP PORTFOLIOS

The discussion in this section reflects information that applies equally to the Calvert VP Portfolios and the Merging Portfolios.

Share Classes. Each Merging Portfolio offers only one class of shares. Each Calvert VP Portfolio offers Class F shares and Class I shares. Pursuant to the terms of each Reorganization Plan only Class I shares of a Calvert VP Portfolio will be issued in exchange for the assets of the related Merging Portfolio. Class F shares will not be issued pursuant to the terms of any Reorganization Plan.

Purchase, Exchange and Redemption of Shares. The shares of each Portfolio are offered, without sales charge, only for purchase by Insurance Companies for allocation to their separate accounts (collectively, the "Variable Accounts") to fund the benefits under the Policies issued by the Insurance Companies. Shares are purchased by the Variable Accounts at the net asset value ("NAV") of the Portfolio next determined after the applicable Insurance Company receives the premium payment. The shares of each Portfolio are continuously offered at a price equal to the NAV per share. Initial and subsequent payments allocated to a Portfolio are subject to the limits in the applicable Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Funds foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. The Board intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response thereto.

The Insurance Companies redeem shares of each Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which the applicable Fund is open for business (each day the New York Stock Exchange ("NYSE") is open), and are effected at the Portfolio's NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. Each Portfolio reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable. The amount received upon redemption of the shares of a Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by that Portfolio. Each Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of that Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the investor. The investor will also bear any market risks associated with the portfolio security until the security can be sold.

Exchange requests will not be accepted on any day when Calvert is open but the applicable Funds' custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchanges will be processed the next day the Fund's custodian bank is open. The Funds reserve the right to terminate or modify the exchange privilege with 60 days' written notice. The Policy prospectus indicates whether an insurance company charges any fees for moving a shareholder's assets from one investment option to another. No fees for exchanges are charged by the Portfolios.

How Shares are Priced. The price of shares is based on the applicable Portfolio's NAV. The NAV is computed by adding the value of the Portfolio's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Each Portfolio's NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Portfolio is open for business each day the NYSE is open.

If a Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio's shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board and pursuant to each Portfolio's valuation procedures adopted by the Board, CAMCO determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of CAMCO, as determined in good faith under consistently applied procedures under the general supervision of the Board. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, CAMCO, pursuant to the Funds' valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

Revenue Sharing. CAMCO, Calvert Distributors, Inc., the Portfolios' distributor, and/or their affiliates make payments, out of their own assets and not as an additional charge to the Portfolio, to financial intermediaries in connection with the sale and/or distribution of Portfolio shares or the retention and/or servicing of portfolio investors and portfolio shares ("revenue sharing"). These payments are not reflected as additional expenses in the fee table contained in this Prospectus/Proxy Statement. The recipients of these payments may include the Portfolios' distributor and other affiliates of CAMCO, as well as non-affiliated broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Portfolio, including your financial intermediary. The total amount of these payments may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any Portfolio-related marketing or shareholder servicing activities.

Revenue sharing payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Portfolio to you. You may contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments also benefit CAMCO, the Portfolios' distributor and their affiliates to the extent the payments result in more assets being invested in the Portfolio on which fees are being charged.

Market Timing Policy. In general, each Portfolio is designed for long-term investment and not as a frequent or short-term trading ("market timing") vehicle. The Portfolios do not accommodate frequent purchases and redemptions of its shares. Accordingly, the Board has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. The Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of CAMCO and the applicable Subadvisor to implement a Portfolio's investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. Each Portfolio or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that any Portfolio or the Portfolios' distributor will detect or prevent market timing activity.

Shareholders may hold the shares of a Portfolio through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by the Board. In formulating their market timing policies, these financial intermediaries may or may not seek input from the Portfolios' distributor regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Board. The Board has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of a Portfolio through an omnibus account if the financial intermediary's policies, in Fund management's judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact the Portfolios' distributor to determine if the financial intermediary through which the shareholder holds shares of the Portfolio has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Board. In the event of any such authorization, shareholders should contact the financial intermediary through which the shares of a Portfolio are held for more information on the market timing policies that apply to those shares.

Shares of the Portfolio are generally held through Variable Accounts. The Portfolio is available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolio to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Portfolio and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Portfolio's ability to detect and deter market timing. Although the Fund has adopted policies and procedures to detect and prevent market timing in each Portfolio, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolio. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolio by such participant(s) or plan, or else the Portfolio will be withdrawn as an investment option for that account.

Each Portfolio and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange order accepted by any Policy owner's financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. Each Portfolio and the Portfolios' distributor also may modify any terms or conditions of purchase of shares of the Portfolio (upon prior notice), or withdraw all or any part of the offering of shares of the Portfolio.

Dividends and Distributions. It is the intention of each Portfolio to distribute substantially all of its net investment income, if any on an annual basis. For dividend purposes, net investment income of the Portfolio consists of all interest income and dividends declared on investments, less expenses. All net realized capital gains, if any, of the Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the Portfolio at NAV rather than cash.

Taxes. As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Each Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company. Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance Policies, see the prospectuses for the Policies.

Each Portfolio also intends to comply with the diversification requirements of section 817 of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts.

Disclaimers.

Frank Russell

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. The Calvert VP Portfolios are not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. Frank Russell is not responsible for and has not reviewed this Prospectus/Proxy Statement, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

S&P

The S&P 500 Index is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Calvert VP Portfolios. The Calvert VP Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of the Calvert VP Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Calvert VP Portfolios particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Calvert VP Portfolios is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to the Calvert VP Portfolios. S&P has no obligation to take the needs of the Calvert VP Portfolios or the beneficial owners of the Calvert VP Portfolios into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Calvert VP Portfolios or the timing of the issuance or sale of the Calvert VP Portfolios or in the determination or calculation of the equation by which the Calvert VP Portfolios are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Calvert VP Portfolios.

MSCI

THE CALVERT VP PORTFOLIOS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MORGAN STANLEY CAPITAL INTERNATIONAL INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY CVP. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE CALVERT VP PORTFOLIOS OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN THE CALVERT VP PORTFOLIOS GENERALLY OR CALVERT VP INTERNATIONAL PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO ANY CALVERT VP PORTFOLIO, CVP OR THE OWNERS OF THE CALVERT VP PORTFOLIO OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF CVP OR THE OWNERS OF ANY CALVERT VP PORTFOLIO OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF ANY CALVERT VP PORTFOLIO TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH ANY CALVERT VP PORTFOLIO IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO CVP OR THE OWNERS OF ANY CALVERT VP PORTFOLIO OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF ANY CALVERT VP PORTFOLIO. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CVP, OWNERS OF ANY CALVERT VP PORTFOLIO, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

INFORMATION ON SHAREHOLDER RIGHTS

Each Merging Portfolio is a separate series of CVS, an open-end management investment company registered with the SEC under the 1940 Act that is organized as a Maryland corporation. Each Acquiring Portfolio is a series of SMF, and following the implementation of the Rebranding Initiative will be a series of CVP, each an open-end management investment company registered with the SEC under the 1940 Act that is organized as a Maryland corporation. Based upon a comparison of the respective organizational documents (i.e., the Articles of Incorporation and By-Laws) of the Funds, there are no material differences with respect to shareholder rights.

The following provides a brief summary of certain aspects of the organizational documents of each Fund and is not a complete description of those documents or applicable law. For more complete information, shareholders should refer directly to the provisions of the Articles of Incorporation and By-Laws of the applicable Fund and Maryland and federal law.

Shareholder Liability. Under Maryland law, shareholders of each Portfolio have no personal liability for the acts or obligations of that Portfolio or of the applicable Fund.

Shareholder Meetings and Voting Rights. Neither Fund is required to hold annual meetings of shareholders.

With respect to each Fund, a shareholder meeting may be called by the Chairman of the Board at any time at the direction of the Board, or by the Secretary of the Fund upon written request of the holders of not less than 25% of the outstanding shares entitled to vote at the meeting, or as required by law or regulation. A majority of the outstanding shares of each Merging Portfolio or Acquiring Portfolio entitled to vote, present in person or represented at the meeting by proxy, constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority of the shares represented (greater than 50%) of each Merging Portfolio or Acquiring Portfolio, as applicable, is sufficient to act on a matter, unless a larger or different vote is required by law, including the 1940 Act. Shareholders of each Acquiring Portfolio or Merging Portfolio vote separately, by Portfolio, as to matters that affect only their particular Portfolio. Each share of a Portfolio is entitled to one vote and each fractional share amount is entitled to a proportional fractional vote. Shares of each Portfolio have non-cumulative voting rights.

Liquidation. In the event of liquidation or dissolution, the shareholders of a Portfolio being liquidated are entitled to receive, when and as declared by the Board, the excess of the assets belonging to that Portfolio over the liabilities belonging to that Portfolio, distributed among the shareholders in proportion to the number of shares of such Portfolio held by them on the date of distribution.

Liability and Indemnification of Directors. A current or former member of the Board who is a party, or threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of his or her service as a Board member may be indemnified against expenses, judgments, penalties, fines and amounts paid in settlement incurred in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the applicable Fund, and with respect to a criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. A Board member may not be indemnified against any liabilities to a Fund or its shareholders if he or she has been adjudged to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a court determines that indemnification is proper in view of the circumstances of the case. Indemnification, unless ordered by a court, may be made only after a determination that the Board member has met the applicable standard of conduct by: (i) a majority vote of a quorum of the Board members not parties to the action; (ii) a majority vote of a committee of the Board comprised of individuals who are not parties to the action; (iii) a special counsel selected by (a) a majority vote of a quorum of the Board members not parties to the action, (b) a majority vote of a committee of the Board comprised of individuals who are not parties to the action or (c) if there are fewer than two Board members who are not parties to the action, by the Board; or (iv) by the shareholders (without giving effect to any shares owned by or voted under the control of a Board member who is a party to the action).

GENERAL INFORMATION ABOUT THE PORTFOLIOS

Information about each Portfolio is included in a prospectus. Further information is included in each Portfolio's Statement of Additional Information. The Prospectus and SAI for each Portfolio are dated April 30, 2009. You may obtain additional copies of the Prospectus and SAI for a Portfolio, or copies of this Prospectus/Proxy Statement and the Reorganization SAI, by calling or writing the applicable Portfolio at the address and phone number appearing below. Semi-Annual and Annual Reports of each Portfolio are also available by writing the applicable Portfolio at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files proxy materials, reports, and other information with the Securities and Exchange Commission (Calvert Variable Series, Inc., File No. 811-03591, and Summit Mutual Funds, Inc., File No. 811-04000). These reports and other information filed by CVS or SMF can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. 20549. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549 at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Portfolios.

FINANCIAL STATEMENTS

The Annual Report to shareholders of each Portfolio for the period ended December 31, 2008, as well as the financial statements and financial highlights for the period indicated therein, have been incorporated by reference herein and into the Registration Statement in reliance upon the reports of KPMG LLP, independent accountants to each Portfolio, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

VOTING INFORMATION

Voting instructions (proxies) from the shareholders of each Merging Portfolio are being solicited by the CVS Board for a Joint Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m., Eastern Time, on Friday, April 16, 2010, or at such later time or date made necessary by adjournment.

CVS is soliciting proxies by U.S. mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of CVS, who will receive no additional compensation for doing so, or by Computershare, a firm which may be retained, if necessary, to assist in the solicitation of voting instructions and in the distribution and tabulation of proxies.

Quorum. With respect to each Merging Portfolio, the holders of a majority of the issued and outstanding shares of that Merging Portfolio entitled to vote, represented in person or by proxy, constitute a quorum at the Meeting. Shares of a Merging Portfolio held by shareholders present in person or represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum of that Merging Portfolio and for calculating the votes cast on the issues before the Meeting related to that Merging Portfolio.

Adjournment. In the event that a quorum is not present at the Meeting with respect to any Merging Portfolio, the shareholders of that Merging Portfolio present or represented by proxy at the Meeting may adjourn the Meeting from time to time until a quorum is present. Any such adjournment will require the affirmative vote of a majority of those shares of the applicable Merging Portfolio represented at the Meeting in person or by proxy. In the event that a quorum is present but sufficient votes to approve the respective proposal described in this Prospectus/Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or to obtain the vote required for approval of the proxy proposal. If a quorum is present, and an adjournment is proposed, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proxy proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proxy proposal against any such adjournment. A shareholder vote may be taken prior to adjournment of the Meeting on the applicable proxy proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate.

Vote Required. If a quorum is present at the Meeting, the affirmative vote of "a majority of the outstanding voting securities", as defined in the 1940 Act, of each Merging Portfolio who are eligible to vote on the proxy proposal is required for approval of the applicable Reorganization Plan. This means that the proxy proposal must be approved by the lesser of:

  67% or more of the shares of that Merging Portfolio entitled to vote and present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy, or more than 50% of the outstanding shares of that Merging Portfolio entitled to vote.

Method of Voting. In addition to voting in person at the Meeting, shareholders may also vote via the internet at www.proxy-direct.com, via telephone by calling 1-866-241-6192 or by marking, signing, dating and mailing the proxy card received with this Prospectus/Proxy Statement. Timely, properly executed proxies will be voted as instructed by shareholders, and will be voted "FOR" the applicable proposal if the proxy contains no voting instructions.

Revocation. A shareholder may revoke his or her proxy at any time before it is exercised by: (1) delivering written notice of revocation addressed to the Secretary of CVS prior to the Meeting, (2) submitting, prior to the Meeting, a properly-executed proxy bearing a later date, or (3) attending and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.

Abstentions and Broker Non-Votes. Proxies that reflect abstentions and "broker non-votes" will be counted as shares of the applicable Merging Portfolio that are present and entitled to vote for purposes of determining the presence of a quorum but do not represent votes cast with respect to a proposal. "Broker non-votes" are shares held by brokers or nominees as to which (a) such persons have not received instructions from the beneficial owner or other persons entitled to vote and (b) the brokers or nominees do not have discretionary voting power on a particular matter. Accordingly, "broker non-votes" and abstentions effectively will be votes against the applicable proposal. Those shares present at the Meeting by proxy (including abstentions and broker non-votes) will be voted by the named proxies in their discretion with respect to any proposal to adjourn the meeting to allow for further solicitation of proxies.

Proportional Voting. The Insurance Companies will vote shares of each Merging Portfolio allocated to the Insurance Companies' registered separate accounts in accordance with instructions received from the respective Policy Owners. The number of shares as to which voting instructions may be given under a Policy is determined by the number of full and fractional shares of that Merging Portfolio's stock held in an Insurance Company separate account with respect to that particular Policy.

Under a "proportional voting" policy adopted by the CVS Board, the Insurance Companies will vote all of the shares of each Merging Portfolio, including shares held by the Insurance Companies, in proportion to the voting instructions received from the respective Policy Owners. This means that they will vote each Merging Portfolio's shares for which no timely instructions are received in proportion to the instructions they do receive, and that proxies which are properly executed and returned but are not marked with voting instructions will be voted FOR the respective proposed Reorganization. An Insurance Company will also vote any shares in its general accounts which are not attributable to Policies in the same proportion as it votes shares held in all of the Insurance Company's registered separate accounts, in the aggregate ("echo voting"). As a result, with no minimum amount of instructed shares being required, a minority of Policy Owners could, in practice, determine the outcome of the vote on each proposed Reorganization.

It is anticipated that Ameritas Life Insurance Corporation ("ALIC") will have voting control of Ameritas Small Company, Ameritas MidCap and CVS Social International by virtue of the shares of each Portfolio allocated to its exempt separate accounts. Attendance by ALIC, the legal owner of the shares, at the Meeting will therefore constitute a quorum with respect to the Merging Portfolios, and ALIC plans to vote "FOR" approval of each proposed Reorganization.

The votes of shareholders of each Calvert VP Portfolio are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

Record Date. Shareholders of each Merging Portfolio of record at the close of business on January 25, 2010 (the record date) are entitled to notice of and to vote at the Meeting or any adjournment thereof. Shareholders are entitled to one vote for each share held and fractional shares are entitled to a proportional fractional vote.

As of January 25, 2010, as shown on the books of each Merging Portfolio, the following numbers of shares were issued and outstanding:

Merging Portfolio	Number of Shares Outstanding
Ameritas Small Company	[ ]
Ameritas MidCap	[ ]
CVS Social International	[ ]

As of January 25, 2010, the officers and Trustees of CVS, as a group, beneficially owned less than 1% of the outstanding shares of each Merging Portfolio.

Control Persons and Principal Holders of Securities. As of January 25, 2010, ALIC owned of record [   ]% of the shares of Ameritas Small Company, [   ]% of the shares of Ameritas MidCap and [   ]% of the shares of CVS Social International Equity. It also owned [   ]% of the shares of Calvert VP Small Cap, [   ]% of the shares of Calvert VP MidCap and [   ]% of the shares of Calvert VP International. Ameritas Life Insurance Corporation is domiciled in Nebraska and is a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of UNIFI. Accordingly, ALIC is an affiliate of (i) CAMCO and Calvert Distributors, Inc., the Portfolios' distributor, (ii) Summit Investment Partners, Inc., the subadvisor of Calvert VP Small Cap and Calvert VP MidCap, and (iii) The Union Central Life Insurance Company, which owns shares of each Acquiring Portfolio.

As of January 25, 2010, the Union Central Life Insurance Company owned of record [   ]% of the shares of Calvert VP Small Cap, [   ]% of the shares of Calvert VP MidCap and [   ]% of the shares of Calvert VP International. The Union Central Life Insurance Company is domiciled in Nebraska, and is a wholly-owned subsidiary of ALIC.

Ameritas Small Company è Calvert VP Small Cap

As of January 25, 2010, the following shareholders owned of record 5% or more of the outstanding voting securities of Ameritas Small Company as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account X Lincoln, NE	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corporation Account Y Lincoln, NE	[ ]	[ ]%	[ ]%

As of January 25, 2010, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert VP Small Cap as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
The Union Central Life Insurance Company (Class I) Account [X] Cincinnati, OH	[ ]	[ ]%	[ ]%
Farm Bureau Life (Class I) Mutual Fund Accounting Des Moines, IA	[ ]	[ ]%	[ ]%
The Union Central Life Insurance Company (Class I) Account [Y] Cincinnati, OH	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corp. (Class I) Account [ ] Lincoln, NE	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corp. (Class I) Account [ ] Lincoln, NE	[ ]	[ ]%	[ ]%
The Union Central Life Insurance Company (Class I) Account [Z] Cincinnati, OH	[ ]	[ ]%	[ ]%
Principal Life Insurance Company (Class F) E Variable Universal Life Des Moines, IA	[ ]	[ ]%	[ ]%
Symetra Life Insurance Company (Class F) Bellevue, WA	[ ]	[ ]%	[ ]%
Principal Life Insurance Co. (Class F) Variable Universal Life Des Moines, IA	[ ]	[ ]%	[ ]%
Principal Life Insurance Company (Class F) FE Income Des Moines, IA	[ ]	[ ]%	[ ]%

Ameritas MidCap è Calvert VP MidCap

As of January 25, 2010, the following shareholders owned of record 5% or more of the outstanding voting securities of Ameritas MidCap as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account X Lincoln, NE	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corporation Account Y Lincoln, NE	[ ]	[ ]%	[ ]%

As of January 25, 2010, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert VP MidCap as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
The Union Central Life Insurance Company Account [X] Cincinnati, OH	[ ]	[ ]%	[ ]%
The Union Central Life Insurance Company Account [Y] Cincinnati, OH	[ ]	[ ]%	[ ]%
Farm Bureau Life Mutual Fund Accounting Des Moines, IA	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corp. Account [ ] Lincoln, NE	[ ]	[ ]%	[ ]%
The Union Central Life Insurance Company Account [Z] Cincinnati, OH	[ ]	[ ]%	[ ]%
Principal Life Insurance Company FE Income Des Moines, IA	[ ]	[ ]%	[ ]%
Farm Bureau Life Des Moines, IA	[ ]	[ ]%	[ ]%
Symetra Life Insurance Company Bellevue, WA	[ ]	[ ]%	[ ]%
Principal Life Insurance Co. Universal Life Accumulator II Des Moines, IA	[ ]	[ ]%	[ ]%

CVS Social International è Calvert VP International

As of January 25, 2010, the following shareholders owned of record 5% or more of the outstanding voting securities of CVS Social International as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
Ameritas Life Insurance Corporation Account X Lincoln, NE	[ ]	[ ]%	[ ]%
Monumental Life Insurance Company Cedar Rapids, IA	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corporation Account Y Lincoln, NE	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corporation Account Z Lincoln, NE	[ ]	[ ]%	[ ]%
Ameritas Variable Lincoln, NE	[ ]	[ ]%	[ ]%

As of January 25, 2010, the following shareholders owned of record 5% or more of the outstanding voting securities of Calvert VP International as shown:

Name and Address	No. of Shares	Percentage of Shares of Portfolio Before Reorganization	Percentage of Shares of Portfolio After Reorganization
The Union Central Life Insurance Company (Class I) Account [X] Cincinnati, OH	[ ]	[ ]%	[ ]%
Ameritas Life Insurance Corp. (Class I) Account [ ] Lincoln, NE	[ ]	[ ]%	[ ]%
Connecticut General Life Insurance (Class I) Hartford, CT
The Union Central Life Insurance Company (Class I) Account [Y] Cincinnati, OH	[ ]	[ ]%	[ ]%
Farm Bureau Life (Class F) Mutual Fund Accounting Des Moines, IA	[ ]	[ ]%	[ ]%
Country Investors Life Assurance (Class F) Bloomington, IL	[ ]	[ ]%	[ ]%

ALIC has advised CVS that as of January 25, 2010 there were no Policy Owners entitled to instruct the Insurance Companies with respect to more than 5% of the shares of Ameritas Small Company, Ameritas MidCap or CVS Social International.

Failure to Obtain Shareholder Approval. In the event that shareholder approval is not obtained for any Reorganization, the Board may take any and all action, consistent with applicable law, to attempt to address the challenges facing the related Merging Portfolio, including actions that would result in the liquidation of that Portfolio. See "Reasons for the Reorganization".

SHAREHOLDER PROPOSALS

CVS does not hold annual meetings of shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement and form of proxy for any subsequent meeting of shareholders should send their written proposals to the Secretary of CVS at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Proposals must be received a reasonable time prior to the date of any such meeting of shareholders to be considered for inclusion in the proxy materials for such meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to any proposal deferred to a later shareholders' meeting because it was submitted on an untimely basis. If the Reorganizations described in this Prospectus/Proxy Statement are consummated, there will be no further meetings of the shareholders of Ameritas Small Company, Ameritas MidCap Growth and CVS Social International.

OTHER BUSINESS

The Board does not know of any matters to be presented at the Meeting other than those set forth in this Prospectus/Proxy Statement. If other business should properly come before the Meeting, proxies will be voted in accordance with the judgment of the persons named in the accompanying proxy.

By Order of the Board of Directors of Calvert Variable Series, Inc.

William M. Tartikoff, Esq.

Vice President & Secretary

THE BOARD OF DIRECTORS OF CALVERT VARIABLE SERIES, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMENDS A VOTE FOR APPROVAL OF (I) EACH REORGANIZATION PLAN AND (II) THE INVESTMENT SUBADVISORY AGREEMENT BETWEEN CAMCO AND SUMMIT.

TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PLEASE PROMPTLY CAST YOUR VOTE ON THE INTERNET, BY TELEPHONE OR BY MARKING, DATING, EXECUTING AND MAILING THE ENCLOSED PROXY CARD. A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of January 29, 2010, is between Calvert Variable Series, Inc. ("CVS"), on behalf of Ameritas Small Company Equity Portfolio (the "Merging Portfolio") and Summit Mutual Funds, Inc. ("SMFI") on behalf of Calvert VP Russell 2000 Small Cap Index Portfolio, currently Summit Russell 2000 Small Cap Index Portfolio (the "Acquiring Portfolio"), and SMFI's successor in interest, Calvert Variable Products, Inc. ("CVP").

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio's shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio ("the Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(c) On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of the Merging Portfolio's assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio's prospectus.

(b) The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio's Controller using the same valuation procedures as set forth in the Acquiring Portfolio's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio's net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of CVS, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

SMFI, on behalf of the Acquiring Portfolio, and CVS, on behalf of the Merging Portfolio, agrees to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional the Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent.

(d) As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Articles of Incorporation of CVS.

(e) Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of SMFI, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation of SMFI until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b) By-Laws. The By-Laws of SMFI, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of SMFI until the same shall thereafter be amended or repealed in accordance with the terms of SMFI's By-Laws or Articles of Incorporation or applicable law.

6. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a) Organization, Existence, etc. The Acquiring Portfolio is a duly organized series of SMFI, validly existing and in good standing under the laws of the State of Maryland. the Acquiring Portfolio has the power to carry on the business of the Acquiring Portfolio as it is now being conducted. Currently, SMFI is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. SMFI, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Acquiring Portfolio has [   ] authorized shares of beneficial interest, $0.10 par value, of which as of January 25, 2010, [   ] shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. SMFI has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of SMFI and no other proceedings by SMFI are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Portfolio's financial statements for the period ended December 31, 2009 ("the Acquiring Portfolio Financial Statements") and liabilities incurred in the ordinary course of business subsequent to December 31, 2009, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g) Litigation. To the knowledge of the officers of SMFI and the SMFI Board of Directors there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, SMFI on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Acquiring Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j) Registration Statement. The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a) Organization, Existence, etc. The Merging Portfolio is a duly organized series of CVS, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, CVS is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. CVS, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Merging Portfolio has [   ] authorized shares of beneficial interest, $0.10 par value, of which as of December 31, 2009, [   ] shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2009, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2009, and the results of its operations and changes in net assets for the year then ended (the "Merging Portfolio Financial Statements").

(e) Authority Relative to this Agreement. CVS has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVS and, except for approval by the holders of its outstanding shares, no other proceedings by CVS are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g) Litigation. To the knowledge of CVS, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, CVS, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Merging Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by CVS on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since December 31, 2009. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither the Merging Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the shareholders of the Merging Portfolio in exchange for their shares of the Merging Portfolio;

(ii) the shareholders of the Merging Portfolio who receive the Acquiring Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolio for the Acquiring Portfolio Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of the Acquiring Portfolio Shares received by the Merging Portfolio's shareholders will be the same as the basis of the shares of the Merging Portfolio surrendered in the exchange, and the holding period of the Acquiring Portfolio Shares received by each shareholder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such shareholder, provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of the Merging Portfolio's assets acquired by the Acquiring Portfolio will be the same as the basis of such assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(d) Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i) CVS is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts;

(ii) The Merging Portfolio is a series of CVS; and

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVS, and the Plan has been duly executed and delivered by CVS on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by SMFI on behalf of the Acquiring Portfolio and CVP, is a valid and binding obligation of CVS and its series, the Merging Portfolio.

9. CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since December 31, 2009. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither the Merging Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the shareholders of the Merging Portfolio in exchange for their shares of the Merging Portfolio;

(ii) the shareholders of the Merging Portfolio who receive the Acquiring Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolio for the Acquiring Portfolio Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of the Acquiring Portfolio Shares received by the Merging Portfolio's shareholders will be the same as the basis of the shares of the Merging Portfolio surrendered in the exchange, and the holding period of the Acquiring Portfolio Shares received by each shareholder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such shareholder, provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of the Merging Portfolio assets acquired by the Acquiring Portfolio will be the same as the basis of such assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(e) Opinion of Counsel. The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i) CVP is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) The Acquiring Portfolio is a series of CVP;

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVP, and the Plan has been duly executed and delivered by CVP on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVS on behalf of the Merging Portfolio, is a valid and binding obligation of CVP and its series, the Acquiring Portfolio; and

(iv) the Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and CVP's Articles of Incorporation and By-Laws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d) the Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2010, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
on behalf of Ameritas Small Company Equity Portfolio
Attest:

By: _______________________ Name: Andrew K. Niebler Title: Assistant Secretary	By: _______________________ Name: Barbara J. Krumsiek Title: President

SUMMIT MUTUAL FUNDS, INC.
on behalf of Calvert VP Russell 2000 Small Cap Index Portfolio, successor in interest to the Summit Russell 2000 Small Cap Index Portfolio
Attest:

By: _______________________ Name: Ivy Duke Title: Assistant Secretary	By: _______________________ Name: Ronald W. Wolfsheimer Title: Treasurer

SUMMIT MUTUAL FUNDS, INC.
on behalf of Calvert Variable Products, Inc., successor in interest to Summit Mutual Funds, Inc.
Attest:

By: _______________________ Name: Traci Goldt Title: Assistant Secretary	By: _______________________ Name: William M. Tartikoff Title: Vice President & Secretary


EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of January 29, 2010, is between Calvert Variable Series, Inc. ("CVS"), on behalf of Ameritas MidCap Growth Portfolio (the "Merging Portfolio") and Summit Mutual Funds, Inc. ("SMFI") on behalf of Calvert VP S&P MidCap 400 Index Portfolio, currently Summit S&P MidCap 400 Index Portfolio (the "Acquiring Portfolio"), and SMFI's successor in interest, Calvert Variable Products, Inc. ("CVP").

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio's shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio ("the Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(c) On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of the Merging Portfolio's assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio's prospectus.

(b) The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio's Controller using the same valuation procedures as set forth in the Acquiring Portfolio's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio's net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of CVS, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

SMFI, on behalf of the Acquiring Portfolio, and CVS, on behalf of the Merging Portfolio, agrees to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional the Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent.

(d) As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Articles of Incorporation of CVS.

(e) Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of SMFI, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation of SMFI until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b) By-Laws. The By-Laws of SMFI, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of SMFI until the same shall thereafter be amended or repealed in accordance with the terms of SMFI's By-Laws or Articles of Incorporation or applicable law.

6. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a) Organization, Existence, etc. The Acquiring Portfolio is a duly organized series of SMFI, validly existing and in good standing under the laws of the State of Maryland. the Acquiring Portfolio has the power to carry on the business of the Acquiring Portfolio as it is now being conducted. Currently, SMFI is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. SMFI, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Acquiring Portfolio has [   ] authorized shares of beneficial interest, $0.10 par value, of which as of January 25, 2010, [   ] shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. SMFI has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of SMFI and no other proceedings by SMFI are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Portfolio's financial statements for the period ended December 31, 2009 ("the Acquiring Portfolio Financial Statements") and liabilities incurred in the ordinary course of business subsequent to December 31, 2009, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g) Litigation. To the knowledge of the officers of SMFI and the SMFI Board of Directors there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, SMFI on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Acquiring Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j) Registration Statement. The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a) Organization, Existence, etc. The Merging Portfolio is a duly organized series of CVS, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, CVS is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. CVS, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Merging Portfolio has [   ] authorized shares of beneficial interest, $0.10 par value, of which as of December 31, 2009, [   ] shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2009, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2009, and the results of its operations and changes in net assets for the year then ended (the "Merging Portfolio Financial Statements").

(e) Authority Relative to this Agreement. CVS has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVS and, except for approval by the holders of its outstanding shares, no other proceedings by CVS are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g) Litigation. To the knowledge of CVS, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, CVS, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Merging Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by CVS on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since December 31, 2009. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither the Merging Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the shareholders of the Merging Portfolio in exchange for their shares of the Merging Portfolio;

(ii) the shareholders of the Merging Portfolio who receive the Acquiring Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolio for the Acquiring Portfolio Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of the Acquiring Portfolio Shares received by the Merging Portfolio's shareholders will be the same as the basis of the shares of the Merging Portfolio surrendered in the exchange, and the holding period of the Acquiring Portfolio Shares received by each shareholder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such shareholder, provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of the Merging Portfolio's assets acquired by the Acquiring Portfolio will be the same as the basis of such assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(d) Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i) CVS is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts;

(ii) The Merging Portfolio is a series of CVS; and

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVS, and the Plan has been duly executed and delivered by CVS on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by SMFI on behalf of the Acquiring Portfolio and CVP, is a valid and binding obligation of CVS and its series, the Merging Portfolio.

9. CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since December 31, 2009. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither the Merging Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the shareholders of the Merging Portfolio in exchange for their shares of the Merging Portfolio;

(ii) the shareholders of the Merging Portfolio who receive the Acquiring Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolio for the Acquiring Portfolio Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of the Acquiring Portfolio Shares received by the Merging Portfolio's shareholders will be the same as the basis of the shares of the Merging Portfolio surrendered in the exchange, and the holding period of the Acquiring Portfolio Shares received by each shareholder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such shareholder, provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of the Merging Portfolio assets acquired by the Acquiring Portfolio will be the same as the basis of such assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(e) Opinion of Counsel. The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i) CVP is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) The Acquiring Portfolio is a series of CVP;

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVP, and the Plan has been duly executed and delivered by CVP on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVS on behalf of the Merging Portfolio, is a valid and binding obligation of CVP and its series, the Acquiring Portfolio; and

(iv) the Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and CVP's Articles of Incorporation and By-Laws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d) the Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2010, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
on behalf of Ameritas MidCap Growth Portfolio
Attest:

By: _______________________ Name: Andrew K. Niebler Title: Assistant Secretary	By: _______________________ Name: Barbara J. Krumsiek Title: President

SUMMIT MUTUAL FUNDS, INC.
on behalf of Calvert VP S&P MidCap 400 Index Portfolio, successor in interest to the Summit S&P MidCap 400 Index Portfolio
Attest:

By: _______________________ Name: Ivy Duke Title: Assistant Secretary	By: _______________________ Name: Ronald W. Wolfsheimer Title: Treasurer

SUMMIT MUTUAL FUNDS, INC.
on behalf of Calvert Variable Products, Inc., successor in interest to Summit Mutual Funds, Inc.
Attest:

By: _______________________ Name: Traci Goldt Title: Assistant Secretary	By: _______________________ Name: William M. Tartikoff Title: Vice President & Secretary

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EXHIBIT C

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of January 29, 2010, is between Calvert Variable Series, Inc. ("CVS"), on behalf of CVS Social International Equity Portfolio (the "Merging Portfolio") and Summit Mutual Funds, Inc. ("SMFI") on behalf of Calvert VP EAFE International Index Portfolio, currently Summit EAFE International Index Portfolio (the "Acquiring Portfolio"), and SMFI's successor in interest, Calvert Variable Products, Inc. ("CVP").

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio's shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio ("the Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the "Closing Date"). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(c) On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of the Merging Portfolio's assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio's prospectus.

(b) The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio's Controller using the same valuation procedures as set forth in the Acquiring Portfolio's prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio's net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of CVS, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

SMFI, on behalf of the Acquiring Portfolio, and CVS, on behalf of the Merging Portfolio, agrees to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional the Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent.

(d) As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Articles of Incorporation of CVS.

(e) Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. ARTICLES OF INCORPORATION AND BY-LAWS

(a) Articles of Incorporation. The Articles of Incorporation of SMFI, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Articles of Incorporation of SMFI until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b) By-Laws. The By-Laws of SMFI, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of SMFI until the same shall thereafter be amended or repealed in accordance with the terms of SMFI's By-Laws or Articles of Incorporation or applicable law.

6. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a) Organization, Existence, etc. The Acquiring Portfolio is a duly organized series of SMFI, validly existing and in good standing under the laws of the State of Maryland. the Acquiring Portfolio has the power to carry on the business of the Acquiring Portfolio as it is now being conducted. Currently, SMFI is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. SMFI, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Acquiring Portfolio has [   ] authorized shares of beneficial interest, $0.10 par value, of which as of January 25, 2010, [   ] shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued Upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. SMFI has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of SMFI and no other proceedings by SMFI are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Portfolio's financial statements for the period ended December 31, 2009 ("the Acquiring Portfolio Financial Statements") and liabilities incurred in the ordinary course of business subsequent to December 31, 2009, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g) Litigation. To the knowledge of the officers of SMFI and the SMFI Board of Directors there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, SMFI on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Acquiring Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j) Registration Statement. The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a) Organization, Existence, etc. The Merging Portfolio is a duly organized series of CVS, validly existing and in good standing under the laws of the State of Maryland, and has power to carry on its business as it is now being conducted. Currently, CVS is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. CVS, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Merging Portfolio has [   ] authorized shares of beneficial interest, $0.10 par value, of which as of December 31, 2009, [   ] shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2009, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2009, and the results of its operations and changes in net assets for the year then ended (the "Merging Portfolio Financial Statements").

(e) Authority Relative to this Agreement. CVS has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Directors of CVS and, except for approval by the holders of its outstanding shares, no other proceedings by CVS are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than liabilities disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g) Litigation. To the knowledge of CVS, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, CVS, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Merging Portfolio have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by CVS on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since December 31, 2009. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither the Merging Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the shareholders of the Merging Portfolio in exchange for their shares of the Merging Portfolio;

(ii) the shareholders of the Merging Portfolio who receive the Acquiring Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolio for the Acquiring Portfolio Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of the Acquiring Portfolio Shares received by the Merging Portfolio's shareholders will be the same as the basis of the shares of the Merging Portfolio surrendered in the exchange, and the holding period of the Acquiring Portfolio Shares received by each shareholder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such shareholder, provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of the Merging Portfolio's assets acquired by the Acquiring Portfolio will be the same as the basis of such assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(d) Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i) CVS is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the Commonwealth of Massachusetts;

(ii) The Merging Portfolio is a series of CVS; and

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVS, and the Plan has been duly executed and delivered by CVS on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by SMFI on behalf of the Acquiring Portfolio and CVP, is a valid and binding obligation of CVS and its series, the Merging Portfolio.

9. CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since December 31, 2009. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) neither the Merging Portfolio nor the Acquiring Portfolio will recognize any gain or loss upon the transfer of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the shareholders of the Merging Portfolio in exchange for their shares of the Merging Portfolio;

(ii) the shareholders of the Merging Portfolio who receive the Acquiring Portfolio Shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of the Merging Portfolio for the Acquiring Portfolio Shares (including any fractional shares they are deemed to have received) pursuant to the Reorganization;

(iii) the basis of the Acquiring Portfolio Shares received by the Merging Portfolio's shareholders will be the same as the basis of the shares of the Merging Portfolio surrendered in the exchange, and the holding period of the Acquiring Portfolio Shares received by each shareholder of the Merging Portfolio will include the period during which the shares of the Merging Portfolio exchanged therefor were held by such shareholder, provided the shares of the Merging Portfolio were held as a capital asset on the date of the Reorganization; and

(iv) the basis of the Merging Portfolio assets acquired by the Acquiring Portfolio will be the same as the basis of such assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(e) Opinion of Counsel. The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i) CVP is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Maryland;

(ii) The Acquiring Portfolio is a series of CVP;

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Directors of CVP, and the Plan has been duly executed and delivered by CVP on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by CVS on behalf of the Merging Portfolio, is a valid and binding obligation of CVP and its series, the Acquiring Portfolio; and

(iv) the Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and CVP's Articles of Incorporation and By-Laws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Directors of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d) the Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Directors, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2010, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT VARIABLE SERIES, INC.
on behalf of CVS Social International Equity Portfolio
Attest:

By: _______________________ Name: Andrew K. Niebler Title: Assistant Secretary	By: _______________________ Name: Barbara J. Krumsiek Title: President

SUMMIT MUTUAL FUNDS, INC.
on behalf of Calvert VP EAFE International Index Portfolio, successor in interest to the Summit EAFE International Index Portfolio
Attest:

By: _______________________ Name: Ivy Duke Title: Assistant Secretary	By: _______________________ Name: Ronald W. Wolfsheimer Title: Treasurer

SUMMIT MUTUAL FUNDS, INC.
on behalf of Calvert Variable Products, Inc., successor in interest to Summit Mutual Funds, Inc.
Attest:

By: _______________________ Name: Traci Goldt Title: Assistant Secretary	By: _______________________ Name: William M. Tartikoff Title: Vice President & Secretary


EXHIBIT D

SUMMIT INVESTMENT SUBADVISORY AGREEMENT

INVESTMENT SUBADVISORY AGREEMENT, effective December 11, 2009, by and between Calvert Asset Management Company, Inc., a Delaware corporation registered as an investment Advisor under the Investment Advisers Act of 1940 (the "Advisor"), and Summit Investment Partners, Inc., an Ohio corporation (the "Subadvisor").

WHEREAS, the Advisor is the investment advisor to Calvert Variable Series, Inc., an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

WHEREAS, the Advisor desires to retain the Subadvisor to furnish it with certain investment advisory services in connection with the Advisor's investment advisory activities on behalf of certain series of Calvert Variable Series, Inc., for which Schedules are attached (each such series referred to individually as the "Fund" or "Portfolio"); and

WHEREAS, the selection of the Subadvisor, by the Advisor, to manage the above referenced Portfolio, subject to shareholder approval;

NOW, THEREFORE, in consideration of the promises and the terms and conditions hereinafter set forth, it is agreed as follows:

1. Services to be Rendered by the Subadvisor to the Fund.

(a) Investment Program. Subject to the control of the Calvert Variable Series, Inc. Board of Directors ("Directors") and the Advisor, the hereto Subadvisor at its expense continuously will furnish to the Fund an investment program for such portion, if any, of Fund assets designated by the Advisor from time to time. With respect to such assets, the Subadvisor will make investment decisions, and will place all orders for the purchase and sale of portfolio securities. The Subadvisor will for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized, have no authority to act for or represent the Fund or the Advisor in any way or otherwise be deemed an agent of the Fund or the Advisor. In the performance of its duties, the Subadvisor will act in the best interests of the Fund and will comply with (i) applicable laws and regulations, including, but not limited to, the 1940 Act, and Subchapter M of the Internal Revenue Code of 1986, as amended, (ii) the terms of this Agreement, (iii) the Fund's Articles of Incorporation, Bylaws and Registration Statement as from time to time amended, (iv) relevant undertakings provided to State securities regulators, (v) the stated investment objective, policies and restrictions of the Fund, and (vi) such other guidelines as the Board of Directors or Advisor may establish. The Advisor shall be responsible for providing the Subadvisor with current copies of the materials specified in Subsections (a)(iii), (iv), (v) and (vi) of this Section 1.

(b) Availability of Personnel. The Subadvisor at its expense will make available to the Directors and Advisor at reasonable times, its portfolio managers and other appropriate personnel, either in person, or, at the mutual convenience of the Advisor and the Subadvisor, by telephone, in order to review the Fund's investment policies and to consult with the Directors and Advisor regarding the Fund's investment affairs, including economic, statistical and investment matters relevant to the Subadvisor's duties hereunder, and will provide periodic reports to the Advisor relating to the investment strategies it employs.

(c) Expenses, Salaries and Facilities. The Subadvisor will pay all expenses incurred by it in connection with its activities under this Agreement (other than the cost of securities and other investments, including any brokerage commissions), including but not limited to, all salaries of personnel and facilities required for it to execute its duties under this Agreement.

(d) Compliance Reports. The Subadvisor at its expense will provide the Advisor with such compliance reports relating to its duties under this Agreement as may be agreed upon by such parties from time to time.

(e) Valuation. The Subadvisor will assist the Fund and its agents in determining whether prices obtained for valuation purposes accurately reflect market price information and shall assist the Directors and Advisor in any fair value determinations as necessary, relating to the assets of the Fund for which the Subadvisor has responsibility on a daily basis (unless otherwise agreed upon by the parties hereto) and at such other times as the Advisor shall reasonably request.

(f) Executing Portfolio Transactions.

i) Brokerage In selecting brokers and dealers to execute purchases and sales of investments for the Fund, the Subadvisor will use its best efforts to obtain the most favorable price and execution available in accordance with this paragraph. The Subadvisor agrees to provide the Advisor and the Fund with copies of its policy with respect to allocation of brokerage on trades for the Fund. Subject to the policies adopted by the Fund's Directors, the Subadvisor, in carrying out its duties under Section 1(a), may cause the Fund to pay a broker-dealer which furnishes brokerage or research services, as such services are defined under Section 28(e) of the Securities Exchange Act of 1934, as amended (the "34 Act") or formal/informal staff opinions a higher commission than that which might be charged by another broker-dealer which does not furnish brokerage or research services or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the subadvisor with respect to the accounts as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the '34 Act or rules).

ii) Aggregate Transactions In executing portfolio transactions for the Fund, the Subadvisor may, but will not be obligated to, aggregate the securities to be sold or purchased with those of its other clients where such aggregation is not inconsistent with the policies of the Fund, to the extent permitted by applicable laws and regulations. If the Subadvisor chooses to aggregate sales or purchases, it will allocate the securities as well as the expenses incurred in the transaction in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and its other clients involved in the transaction.

iii) Directed Brokerage. The Advisor may direct the Subadvisor to use a particular broker or dealer for one or more trades if, in the sole opinion of the Advisor, it is in the best interest of the Fund to do so and is in compliance with Federal and State securities laws.

(iv) Reports on Portfolio Transactions. The Subadvisor shall provide to the Advisor and the Directors such reports in respect to the placement of portfolio transactions, for the Fund as the Advisor or the Directors may reasonably request and, upon such request, will provide the Advisor and the Directors with its policies and practices with respect to "soft dollar" transactions and aggregate trading.

v) Brokerage Accounts. The Advisor authorizes and empowers the Subadvisor to direct the Fund's custodian to open and maintain brokerage accounts for securities and other property, including financial and commodity futures and commodities and options thereon (all such accounts hereinafter called "brokerage accounts") for and in the name of the Fund and to execute for the Fund as its agent and attorney-in-fact standard customer agreements with such broker or brokers as the Subadvisor shall select as provided above. The Subadvisor may, using such of the securities and other property in the Fund as the Subadvisor deems necessary or desirable, direct the Fund's custodian to deposit for the Fund original and maintenance brokerage and margin deposits and otherwise direct payments of cash, cash equivalents and securities and other property into such brokerage accounts and to such brokers as the Subadvisor deems desirable or appropriate.

(g) Voting Proxies. The Subadvisor agrees to take appropriate action (which includes voting) on all proxies for the Fund's portfolio investments in a timely manner in accordance with the Fund's Proxy Voting Guidelines, (a copy of which has been provided to the Subadvisor) to the extent that the Subadvisor receives timely notice that the Advisor no longer will be voting proxies for the Fund's portfolio investments.

Accordingly, in the situation where the Adviser has assumed responsibility for voting proxies for the Fund's portfolio investments, the Subadvisor agrees to take any and all appropriate actions to facilitate the Advisor's timely receipt of all proxies for the Fund's portfolio investments, which the Advisor, in turn, will vote.

(h) Furnishing Information for the Fund's Proxies and Other Required Mailings. The Subadvisor agrees to provide the Advisor in a timely manner with all information relating to the Subadvisor, necessary, including the Subadvisor's balance sheet and information concerning the Subadvisor's controlling persons, for preparation of the Fund's proxy statements or other required mailings, as may be needed from time to time.

2. Books, Records and Procedures

a) In connection with the purchase and sale of the Fund's portfolio securities, the Subadvisor shall arrange for the transmission to the Fund's custodian, and/or the Advisor on a daily basis, of such confirmations, trade tickets or other documentation as may be necessary to enable the Advisor to perform its accounting and administrative responsibilities with respect to the management of the Fund.

b) The Subadvisor warrants that it is duly registered and in good standing as a registered investment advisor with the U.S. Securities and Exchange Commission. Pursuant to Rule 31a-3 under the 1940 Act, Rule 204-2 under the Investment Advisers Act of 1940 and any other applicable laws, rules or regulations regarding recordkeeping, the Subadvisor agrees that: (i) all records it maintains for the Fund are the property of the Fund; (ii) it will surrender promptly to the Fund or Advisor any such records upon the Fund's or Advisor's request; (iii) it will maintain for the Fund the records that the Fund is required to maintain under Rule 31a-1(b) or any other applicable rule insofar as such records relate to the investment affairs of the Fund for which the Subadvisor has responsibility under this Agreement; and (iv) it will preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records it maintains for the Fund.

c) The Subadvisor represents that it has adopted and will maintain at all times a suitable Code of Ethics that covers its activities with respect to its services to the Fund. Further, the Subadvisor will not undertake, or permit such persons to undertake, any activities which, in its judgment, will adversely affect the performance of its obligations under this Agreement, or under the Code of Ethics.

d) The Subadvisor represents that it has adopted and will maintain at all times written supervisory procedures in accordance with Rule 206(4)-7 under the Investment Advisers Act of 1940 that are reasonably designed to prevent violations of the federal securities laws.

e) The Subadvisor periodically shall supply to the Board of Directors its policies on "soft dollars", trade allocations and brokerage allocation, such other policies and procedures as may be required under Rule 38a-1 of the 1940 Act and Rule 206(4)-7 of the Investment Advisers Act of 1940 and any other material the Adviser may reasonably request.

f) The Subadvisor shall maintain appropriate fidelity bond and errors and omission insurance policies.

3. Compensation. The Advisor will pay to the Subadvisor as compensation for the Subadvisor's services rendered pursuant to this Agreement an annual Subadvisory fee as specified in one or more Schedules attached hereto and made part of this Agreement. Such fees shall be paid by the Advisor (and not by the Fund). Such fees shall be payable for each month within 15 business days after the end of such month. If the Subadvisor shall serve for less than the whole of a month, the compensation as specified shall be prorated based on the portion of the month for which services were provided. The Schedules may be amended from time to time, in writing agreed to by the Advisor and the Subadvisor, provided that amendments are made in conformity with applicable laws and regulations and the Articles of Incorporation and Bylaws of the Fund. Any change in the Schedule pertaining to any new or existing series of the Fund shall not be deemed to affect the interest of any other series of the Fund and shall not require the approval of shareholders of any other series of the Fund.

4. Assignment and Amendment of Agreement. This Agreement automatically shall terminate without the payment of any penalty in the event of its assignment (as defined under the 1940 Act) or if the Investment Advisory Agreement between the Advisor and the Fund shall terminate for any reason. This Agreement constitutes the entire agreement between the parties, and may not be amended unless, if required by Securities and Exchange Commission rules and regulations, such amendment is approved by the affirmative vote of a majority of the outstanding shares of the Fund, and by the vote, cast in person at a meeting called for the purpose of voting on such approval, of a majority of the Directors of Calvert Variable Series, Inc., who are not interested persons of the Fund, the Advisor or the Subadvisor.

5. Duration and Termination of the Agreement. This Agreement shall become effective upon its execution; provided, however, that this Agreement shall not become effective with respect to any Fund now existing or hereafter created unless it has first been approved (a) by a vote of the majority of those Directors of Calvert Variable Series, Inc. who are not parties to this Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by a vote of a majority of that Funds' outstanding voting securities or as otherwise provided by law, or pursuant to an exemptive order governing such vote. This Agreement shall remain in full force and effect with respect to a Fund continuously thereafter (unless terminated automatically as set forth in Section 4) except as follows:

(a) Calvert Variable Series, Inc. may at any time terminate this Agreement without penalty with respect to any or all Funds by providing not less than 60 days' written notice delivered or mailed by registered mail, postage prepaid, to the Advisor and the Subadvisor. Such termination can be authorized by the affirmative vote of a majority of the (i) Directors of Calvert Variable Series, Inc. or (ii) outstanding voting securities of the applicable series of the Fund.

(b) This Agreement will terminate automatically with respect to a Fund unless, within two years of the effective date of that Fund, and at least annually thereafter, the continuance of this Agreement is specifically approved by (i) the Directors of Calvert Variable Series, Inc. or the shareholders of such series by the affirmative vote of a majority of the outstanding shares of such series, and (ii) a majority of the Directors of Calvert Variable Series, Inc., who are not interested persons of the Fund, Advisor or Subadvisor, by vote cast in person at a meeting called for the purpose of voting on such approval. If the continuance of this Agreement is submitted to the shareholders of any series for their approval and such shareholders fail to approve such continuance as provided herein, the Subadvisor may continue to serve hereunder in a manner consistent with the 1940 Act and the rules and regulations thereunder.

(c) The Advisor may at any time terminate this Agreement with respect to any or all Funds by not less than 60 days' written notice delivered or mailed by registered mail, postage prepaid, to the Subadvisor, and the Subadvisor may at any time terminate this Agreement with respect to any or all series by not less than 90 days' written notice delivered or mailed by registered mail, postage prepaid, to the Advisor, unless otherwise mutually agreed in writing.

Upon termination of this Agreement with respect to any Fund,

(a) The duties of the Advisor delegated to the Subadvisor under this Agreement with respect to such Fund automatically shall revert to the Advisor, and

(b) Both parties agree to use reasonable efforts to jointly issue public statements, other than those public statements required by law, regarding the termination.

6. Notification to the Advisor. The Subadvisor promptly shall notify the Advisor in writing of the occurrence of any of the following events:

(a) the Subadvisor shall fail to be registered as an investment advisor under the Investment Advisers Act of 1940, as amended;

(b) the Subadvisor shall have been served or otherwise have notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Fund; or

(c) a material violation of the Subadvisor's Code of Ethics is discovered and, again, when action has been taken to rectify such violation; or

(d) any other event, including but not limited to, a change in executive personnel or the addition or loss of major clients of the Subadvisor that might affect the ability of the Subadvisor to provide the services provided for under this Agreement.

7. Definitions. For the purposes of this Agreement, the terms "vote of a majority of the outstanding Shares," "affiliated person," "control," "interested person" and "assignment" shall have their respective meanings as defined in the 1940 Act and the rules and regulations thereunder subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under said Act; and the term "specifically approve at least annually" shall be construed in a manner consistent with the 1940 Act and the rules and regulations thereunder.

8. Indemnification. The Subadvisor shall indemnify and hold harmless the Advisor, the Fund and their respective Directors, officers and shareholders from any and all claims, losses, expenses, obligation and liabilities (including reasonable attorneys fees) arising or resulting from the Subadvisor's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder.

The Subadvisor shall indemnify and hold harmless the Advisor, the Fund and their respective Directors, officers and shareholders from any and all claims, losses, expenses, obligation and liabilities (including reasonable attorneys fees) which arise solely on account of the Subadvisor's action(s) in respect to any change of control and are not otherwise typically borne by the Fund. These expenses shall include but are not exclusive of, the cost of notice to shareholders of any meeting or vote necessary to approve the Investment Subadvisory Agreement and the cost of reprinting shareholder communications describing the new Investment Subadvisory Agreement.

The Advisor shall indemnify and hold harmless the Subadvisor, the Fund, their respective Directors, officers and shareholders from any and all claims, losses, expenses, obligation and liabilities (including reasonable attorneys fees) arising or resulting from the Advisor's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties hereunder or under its Investment Advisory Agreement with the Fund.

This Section 8 shall survive the termination of this Agreement.

9. Applicable Law and Jurisdiction. This Agreement shall be governed by Maryland law, and any dispute arising from this Agreement or the services rendered hereunder shall be resolved through legal proceedings, whether state, federal, or otherwise, conducted in the State of Maryland or in such other manner or jurisdiction as shall be mutually agreed upon by the parties hereto.

10. Confidentiality and Use of Name. It is acknowledged and agreed that the names of the Advisor, the Subadvisor, and the Fund or its service providers, and derivatives of either, as well as any logo that is now or shall later become associated with either name ("Marks") are valuable property. The parties agree neither will use the name of the other, or any Mark, without the prior written consent of the other party, except to the extent that such use is limited to the name, performance data, biographical data and other pertinent for use in marketing and sales literature, provided that any such marketing and sales literature shall not be used without the prior written consent of the other party, which consent shall not be unreasonably withheld. The provisions of this Section 10 shall survive termination of this Agreement.

It is understood that any nonpublic information or recommendation supplied by Subadviser in connection with the performance of its obligations hereunder is to be regarded as confidential and for use only in connection with the business of the Fund by Adviser, the Company, the Fund or such persons Adviser may designate. It is also understood that any nonpublic information supplied to Subadviser in connection with the performance of its obligations hereunder is to be regarded as confidential and for use only by Subadviser in connection with its obligation to provide investment advice and other services to the Fund.

11. Miscellaneous. Notices of any kind to be given to a party hereunder shall be in writing and shall be duly given if mailed, delivered or communicated by answer back facsimile transmission to such party at the address set forth below, attention President, or at such other address or to such other person as a party may from time to time specify.

Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

The Advisor and the Subadvisor each represents and warrants that it has the power to execute and deliver this Agreement and any other documentation relating hereto and to perform its respective obligations under this Agreement and that it has taken all necessary action to authorize such execution, delivery and performance. Such execution, delivery and performance do not violate or conflict with any law applicable to the Advisor or the Subadvisor, respectively, any order of judgment of any court or other governmental agency, or any contractual restriction binding on or affecting the Advisor or the Subadvisor, respectively. The obligations of the Advisor and the Subadvisor, respectively, under this Agreement constitute their respective legal, valid and binding obligations, enforceable against each of them in accordance with the terms hereof.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed in duplicate on its behalf by its duly authorized representative, all as of the day and year first above written.

Witness:	CALVERT ASSET MANAGEMENT COMPANY, INC.

BY: /s/ Andrew K. Niebler	BY: /s/ William M. Tartikoff

Witness:	SUMMIT INVESTMENT PARTNERS, INC.

BY: /s/ John F. Labmeier	BY: /s/ Gary R. Rodmaker


Schedule to the Investment Subadvisory Agreement
between Calvert Asset Management Company, Inc.
and Summit Investment Partners, Inc.

Pursuant to the recitals of the Investment Subadvisory Agreement between Calvert Asset Management Company, Inc. (the "Advisor") and Summit Investment Partners, Inc. (the "Subadvisor"), the Subadvisor is retained to furnish the Advisor with advisory services in connection with the Advisor's investment advisory activities on behalf of the following series of Calvert Variable Series, Inc.:

Ameritas MidCap Growth Portfolio


Schedule to the Investment Subadvisory Agreement
between Calvert Asset Management Company, Inc.
and Summit Investment Partners, Inc.

As compensation pursuant to Section 3 of the Subadvisory Agreement between Calvert Asset Management Company, Inc. (the "Advisor") and Summit Investment Partners, Inc. (the "Subadvisor"), the Advisor shall pay the Subadvisor an annual subadvisory fee of 0.075% of daily net assets of the Ameritas MidCap Growth Portfolio; provided, however, that the Subadvisor agrees to waive its fee for the period from December 11, 2009 through February 9, 2010, inclusive.


PART B

Acquisition of the Assets of the		By and in Exchange for Class I Shares of the

AMERITAS SMALL COMPANY EQUITY PORTFOLIO	è	CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO

AMERITAS MIDCAP GROWTH PORTFOLIO	è	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO

CVS SOCIAL INTERNATIONAL EQUITY PORTFOLIO	è	CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO

(Each a series of Calvert Variable Series, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)		(Each a series of Calvert Variable Products, Inc., currently Summit Mutual Funds, Inc., 4550 Montgomery Avenue, Suite 1000N Bethesda, Maryland 20814 800-368-2745)

STATEMENT OF ADDITIONAL INFORMATION

February 12, 2010

This Statement of Additional Information (the "Reorganization SAI") is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated February 12, 2010 of (i) Ameritas Small Company Equity Portfolio ("Ameritas Small Company"), Ameritas MidCap Growth Portfolio ("Ameritas MidCap") and CVS Social International Equity Portfolio ("CVS Social International"), each a series of Calvert Variable Series, Inc. ("CVS"), and (ii) Calvert VP Russell 2000 Small Cap Index Portfolio ("Calvert VP Small Cap"), Calvert VP S&P MidCap 400 Index Portfolio ("Calvert VP MidCap") and Calvert VP EAFE International Index Portfolio ("Calvert VP International"), each a series of Calvert Variable Products, Inc. upon implementation of the Rebranding Initiative as defined and discussed below (the "Prospectus/Proxy Statement"). The Prospectus/Proxy Statement was filed with the Securities and Exchange Commission on January 28, 2010 (Summit Mutual Funds, Inc., Registration Statement on Form N-14, File No. 333-163971) and is available upon request and without charge by writing to Summit Mutual Funds, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, or by calling 1-800-368-2745.

This Reorganization SAI relates to the proposed transfer of the assets of (i) Ameritas Small Company to Calvert VP Small Cap in exchange for shares of Calvert VP Small Cap, which shares will be distributed to holders of shares of Ameritas Small Company in complete liquidation of Ameritas Small Company, (ii) Ameritas MidCap to Calvert VP MidCap in exchange for shares of Calvert VP MidCap, which shares will be distributed to holders of shares of Ameritas MidCap in complete liquidation of Ameritas MidCap, and (iii) CVS Social International to Calvert VP International in exchange for shares of Calvert VP International, which shares will be distributed to holders of shares of CVS Social International in complete liquidation of CVS Social International (each of (i), (ii) and (iii), a "Reorganization").

This Reorganization SAI contains additional information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement relating to the Reorganizations. This Reorganization SAI consists of the information set forth below pertaining to Ameritas Small Company, Ameritas MidCap Growth and CVS Social International, and to Calvert VP Small Cap, Calvert VP MidCap and Calvert VP International, and the following described documents, each of which is incorporated herein by reference:

  Prospectus of Calvert Variable Series, Inc. relating to Ameritas Small Company, Ameritas MidCap and CVS Social International dated April 30, 2009, filed with the Securities and Exchange Commission on April 30, 2009 (Calvert Variable Series, Inc., Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A, File No. 002-80154);

  Supplement to Prospectus of Calvert Variable Series, Inc. relating to Ameritas Small Company dated August 21, 2009, filed with the Securities and Exchange Commission on August 21, 2009 (Calvert Variable Series, Inc., Form 497 Definitive Materials, File No. 002-80154);

  Supplements to Prospectus of Calvert Variable Series, Inc. relating to Ameritas Small Company, Ameritas MidCap and CVS Social International, each dated December 16, 2009, filed with the Securities and Exchange Commission on December 16, 2009 (Calvert Variable Series, Inc., Form 497 Definitive Materials, File No. 002-80154);

  Statement of Additional Information of Calvert Variable Series, Inc. relating to Ameritas Small Company and Ameritas MidCap dated April 30, 2009, filed with the Securities and Exchange Commission on April 30, 2009 (Calvert Variable Series, Inc., Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A, File No. 002-80154);

  Supplement to Statement of Additional Information of Calvert Variable Series, Inc. relating to Ameritas Small Company dated August 21, 2009, filed with the Securities and Exchange Commission on August 21, 2009 (Calvert Variable Series, Inc., Form 497 Definitive Materials, File No. 002-80154);

  Statement of Additional Information of Calvert Variable Series, Inc. relating to CVS Social International dated April 30, 2009, as revised July 1, 2009, filed with the Securities and Exchange Commission on July 1, 2009 (Calvert Variable Series, Inc., Form 497 Definitive Materials, File No. 002-80154);

  Supplements to Statement of Additional Information of Calvert Variable Series, Inc. relating to Ameritas MidCap and CVS Social International, each dated December 16, 2009, filed with the Securities and Exchange Commission on December 16, 2009 (Calvert Variable Series, Inc., Form 497 Definitive Materials, File No. 002-80154);

  Annual Report to Shareholders of Calvert Variable Series, Inc. relating to Ameritas Small Company, Ameritas MidCap and CVS Social International Equity for the year ended December 31, 2008, containing historical financial information relating to Ameritas Small Company, Ameritas MidCap Growth and CVS Social International, filed with the Securities and Exchange Commission on March 11, 2009 (Calvert Variable Series, Inc., Form N-CSR, File No. 811-03591). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about March 16, 2009;

  Semiannual Report to Shareholders of Calvert Variable Series, Inc. relating to Ameritas Small Company, Ameritas MidCap and CVS Social International for the period ended June 30, 2009, containing historical financial information relating to Ameritas Small Company, Ameritas MidCap and CVS Social International, filed with the Securities and Exchange Commission on September 8, 2009 (Calvert Variable Series, Inc., Form N-CSRS, File No. 811-03591). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about September 14, 2009;

  Prospectus of Summit Mutual Funds, Inc. relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio dated April 30, 2009, filed with the Securities and Exchange Commission on April 30, 2009 (Summit Mutual Funds, Inc., Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, File No. 002-90309);

  Statement of Additional Information of Summit Mutual Funds, Inc. relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio dated April 30, 2009, filed with the Securities and Exchange Commission on April 30, 2009 (Summit Mutual Funds, Inc., Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, File No. 002-90309);

  Annual Report to Shareholders of Summit Mutual Funds, Inc. relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio for the year ended December 31, 2008, containing historical financial information relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio, filed with the Securities and Exchange Commission on March 11, 2009 (Summit Mutual Funds, Inc., Form N-CSR, File No. 811-04000). The Annual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about March 16, 2009;

  Semiannual Report to Shareholders of Summit Mutual Funds, Inc. relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio for the period ended June 30, 2009, filed with the Securities and Exchange Commission on September 8, 2009 and containing historical financial information relating to Summit Russell 2000 Small Cap Index Portfolio, Summit S&P MidCap 400 Index Portfolio and Summit EAFE International Index Portfolio (Summit Mutual Funds, Inc., Form N-CSRS, File No. 811-04000). The Semiannual Report was sent to variable life insurance policyholders and variable annuity contract owners on or about September 14, 2009.

Calvert VP Rebranding Initiative

At its regular meeting on December 10, 2009, the CVS Board of Directors approved an initiative to rebrand the Ameritas, Calvert Variable Series and Summit portfolios that it oversees as "Calvert Variable Products" or "Calvert VP" portfolios and to change the name of Summit Mutual Funds, Inc. to "Calvert Variable Products, Inc." (the "Rebranding Initiative"). These changes have not yet been implemented, but will be effective on or before the closing of the Reorganizations. As a result of the Rebranding Initiative the Summit Russell 2000 Small Cap Index Portfolio will be rebranded as the Calvert VP Russell 2000 Small Cap Index Portfolio, the Summit S&P MidCap 400 Index Portfolio will be rebranded as the Calvert VP S&P MidCap 400 Index Portfolio, and the Summit EAFE International Index Portfolio will be rebranded as the Calvert VP EAFE International Index Portfolio. The Rebranding Initiative will impact 21 portfolios that the CVS Board of Directors oversees. These portfolios will be divided into (i) Calvert SignatureTM Variable Strategies (3 portfolios), (ii) Calvert SAGE VariableTM Strategies (2 portfolios), (iii) Calvert Select Variable Strategies (9 portfolios) and (iv) Calvert Market Index Variable Strategies (7 portfolios).

Calvert SignatureTM Variable Strategies are portfolios that integrate rigorous financial analysis with a thorough assessment of environmental, social and governance ("ESG") performance. Calvert SAGETM Variable Strategies emphasize strategic engagement to advance ESG performance in companies that may not meet certain ESG standards today, but have the potential to improve further tomorrow. Calvert Select Variable Strategies consist of actively managed equity, fixed income and asset allocation portfolios that do not feature integrated ESG research or advocacy. Calvert Market Index Variable Strategies consist of passively managed equity and fixed income portfolios that do not feature integrated ESG research or advocacy. Calvert VP Small Cap, Calvert VP Mid Cap and Calvert VP International fall within the Calvert Market Index Variable Strategies grouping.

The principal objectives of the Rebranding Initiative are to create a single brand identifier for all of the variable portfolios for which Calvert Asset Management Company, Inc. serves as investment advisor and to better position these portfolios for increased sales among non-affiliated insurance companies.

Pro Forma Financial Information for the Period Ending December 31, 2008

  Combination of Ameritas Small Company into Calvert VP Small Cap

The unaudited pro forma information provided herein should be read in conjunction with the Annual Report and Semi-Annual Report of Ameritas Small Company and the Summit Russell 2000 Small Cap Index Portfolio dated December 31, 2008 and June 30, 2009, respectively, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of Ameritas Small Company (the "Merging Portfolio") into the Calvert VP Small Cap (the "Acquiring Portfolio" and, together with Ameritas Small Cap, the "Portfolios") had been consummated at July 1, 2008. The merger is intended to consolidate the Merging Portfolio with a similar fund advised by Calvert Asset Management Company, Inc. The Acquiring Portfolio is subadvised by Summit Investment Partners, Inc.

The Portfolios have the same fund recordkeeping services agent, investment advisor, administrator, fund accounting agent and custodian. Each of such service providers has entered into an agreement with the Portfolios which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for the investment advisory and administrative services contracts. The Merging Portfolio's investment advisory fees are as follows: 0.92% of the first $50 million of net assets, 0.82% on the next $50 million, and 0.67% of the excess over $100 million. The Acquiring Portfolio's investment advisory fee is 0.35% of average daily net assets. The Merging Portfolio's administrative services fee is 0.05% of average daily net assets and the Acquiring Portfolio's administrative services fee is 0.10% of average daily net assets.

As of June 30, 2009, the net assets of (i) the Merging Portfolio were $9,258,557 and (ii) the Acquiring Portfolio were $59,853,294. The net assets of the combined portfolio as of June 30, 2009 would have been $69,111,851. As of June 30, 2009, the shares outstanding and Net Asset Value of (i) the Merging Portfolio were 712,759 and $12.99, respectively and (ii) the Acquiring Portfolio were 1,391,913 and $41.37, respectively. The shares outstanding and Net Asset Value of the combined portfolio as of June 30, 2009 would have been 1,615,712 and $41.37, respectively. As of June 30, 2009, 223,799 shares of the Acquiring Portfolio (valued at $9,258,557) would have been issued in exchange for the 712,759 shares outstanding of the Merging Portfolio.

On a pro forma basis for the twelve months ended June 30, 2009, the proposed reorganization would result in a decrease of $66,899 in the investment advisory fees charged, an increase of $4,344 in the administrative services fees charged and an increase in other operating expenses (including custody fees and audit fees) of $10,172 on a pro forma basis for the twelve months ended June 30, 2009.

The Merging Portfolio's net annual portfolio operating expenses were 1.33% as of June 30, 2009. The Acquiring Portfolio's net annual portfolio operating expenses were 0.70% as of June 30, 2009. The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010 for the Acquiring Portfolio to 0.70%.

The estimated reorganization expenses are $15,000. The Acquiring Portfolio, however, is subject to a contractual expense limitation and the gross expense ratio of the Acquiring Portfolio is higher than the expense limitation.  Therefore, the reorganization expenses will effectively be borne by Calvert Asset Management Company, Inc.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

Securities held by the Merging Portfolio may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio. It is estimated that approximately 90% of the Merging Portfolio will be sold and reinvested in securities in the Russell 2000 Index that the Merging Portfolio does not currently hold.  Based on the Merging Portfolio's net assets as of January 19, 2010, approximately $9.7 million of the Portfolio will be sold.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Merging Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Merging Portfolio will be the same as the aggregate tax basis the shareholders of the Merging Portfolio held in their shares of the Merging Portfolio immediately before the merger.

  Combination of Ameritas MidCap into Calvert VP MidCap

The unaudited pro forma information provided herein should be read in conjunction with the Annual Report and Semi-Annual Report of Ameritas Midcap and the Summit MidCap 400 Index Portfolio dated December 31, 2008 and June 30, 2009, respectively, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of Ameritas MidCap (the "Merging Portfolio") into the Calvert VP MidCap (the "Acquiring Portfolio" and, together with Ameritas MidCap, the "Portfolios") had been consummated at July 1, 2008. The merger is intended to consolidate the Merging Portfolio with a similar fund advised by Calvert Asset Management Company, Inc. The Merging Portfolio and the Acquiring Portfolio are subadvised by Summit Investment Partners, Inc.

The Portfolios have the same fund recordkeeping services agent, investment advisor, administrator, fund accounting agent and custodian. Each of such service providers has entered into an agreement with the Portfolios which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for the investment advisory and administrative services contracts. The Merging Portfolio's investment advisory fee is 0.80% of average daily net assets. The Acquiring Portfolio's investment advisory fee is 0.30% of average daily net assets. The Merging Portfolio's administrative services fee is 0.05% of average daily net assets and the Acquiring Portfolio's administrative services fee is 0.10% of average daily net assets.

As of June 30, 2009, the net assets of: (i) the Merging Portfolio were $33,772,522 and (ii) the Acquiring Portfolio were $89,353,320. The net assets of the combined portfolio as of June 30, 2009 would have been $123,125,842. As of June 30, 2009, the shares outstanding and Net Asset Value of (i) the Merging Portfolio were 1,915,408 and $17.63, respectively and (ii) the Acquiring Portfolio were 2,037,481 and $43.66, respectively. The shares outstanding and Net Asset Value of the combined portfolio as of June 30, 2009 would have been 2,811,016 and $43.66, respectively. As of June 30, 2009, 773,535 shares of the Acquiring Portfolio (valued at $33,772,522) would have been issued in exchange for the 1,915,408 shares outstanding of the Merging Portfolio.

On a pro forma basis for the twelve months ended June 30, 2009, the proposed reorganization would result in a decrease of $172,171 in the investment advisory fees charged, an increase of $17,217 in the administrative services fees charged and an increase in other operating expenses (including custody fees and audit fees) of $20,888 on a pro forma basis for the twelve months ended June 30, 2009.

The Merging Portfolio's net annual portfolio operating expenses were 0.94% as of June 30, 2009. The Acquiring Portfolio's net annual portfolio operating expenses were 0.55% as of June 30, 2009. The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010 for the Acquiring Portfolio to 0.55%.

The estimated reorganization expenses are $25,000.  The Acquiring Portfolio, however, is subject to a contractual expense limitation and the gross expense ratio of the Acquiring Portfolio is higher than the expense limitation.  Therefore, the reorganization expenses will effectively be borne by Calvert Asset Management Company, Inc.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

Securities held by the Merging Portfolio may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio. However, we do not anticipate any turnover as a result of the merger because of the transition to a full replication strategy in December 2009.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Merging Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Merging Portfolio will be the same as the aggregate tax basis the shareholders of the Merging Portfolio held in their shares of the Merging Portfolio immediately before the merger.

  Combination of CVS Social International into Calvert VP International

The unaudited pro forma information provided herein should be read in conjunction with the Annual Report and Semi-Annual Report of Calvert CVS Social International Equity Portfolio and Calvert VP EAFE International Index Portfolio dated December 31, 2008 and June 30, 2009, respectively, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2009 is intended to present ratios and supplemental data as if the merger of CVS Social International (the "Merging Portfolio") into the Calvert VP International (the "Acquiring Portfolio" and, together with CVS Social International, the "Portfolios") had been consummated at July 1, 2008. The merger is intended to consolidate the Merging Portfolio with a similar fund advised by Calvert Asset Management Company, Inc. The Merging Portfolio and the Acquiring Portfolio are sub-advised by World Asset Management, Inc.

The Portfolios have the same fund recordkeeping services agent, investment advisor, administrator, fund accounting agent and custodian. Each of such service providers has entered into an agreement with the Portfolios which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for the investment advisory and administrative services contracts. The Merging Portfolio's investment advisory fees are as follows: 0.75% of the first $250 million of net assets, 0.725% on the next $250 million, and 0.675% of the excess over $500 million. The Acquiring Portfolio's investment advisory fee is 0.56% of average daily net assets. The Merging Portfolio's administrative services fee is 0.35% of average daily net assets and the Acquiring Portfolio's administrative services fee is 0.10% of average daily net assets.

As of June 30, 2009, the net assets of: (i) the Merging Portfolio were $11,229,936 and (ii) the Acquiring Portfolio were $72,355,559. The net assets of the combined portfolio as of June 30, 2009 would have been $83,585,495. As of June 30, 2009, the shares outstanding and Net Asset Value of (i) the Merging Portfolio were 1,183,248 and $9.49, respectively and (ii) the Acquiring Portfolio were 1,165,844 and $59.82, respectively. The shares outstanding and Net Asset Value of the combined portfolio as of June 30, 2009 would have been 1,353,573 and $59.82, respectively. As of June 30, 2009, 187,729 shares of the Acquiring Portfolio (valued at $11,229,936) would have been issued in exchange for the 1,183,248 shares outstanding of the Merging Portfolio.

On a pro forma basis for the twelve months ended June 30, 2009, the proposed reorganization would result in a decrease of $19,455 in the investment advisory fees charged, a decrease of $25,599 in the administrative services fees charged and a decrease in other operating expenses (including custody fees and audit fees) of $86,234 on a pro forma basis for the twelve months ended June 30, 2009.

The Merging Portfolio's net annual portfolio operating expenses were 2.18% as of June 30, 2009. The Acquiring Portfolio's net annual portfolio operating expenses were 0.90% as of June 30, 2009. The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010 for the Acquiring Portfolio to 0.95%.

The estimated reorganization expenses are $15,000.  The Acquiring Portfolio, however, is subject to a contractual expense limitation and the gross expense ratio of the Acquiring Portfolio is higher than the expense limitation.  Therefore, the reorganization expenses will effectively be borne by Calvert Asset Management Company, Inc.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

Securities held by the Merging Portfolio may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio. It is estimated that approximately 50% of the Merging Portfolio will be sold and reinvested in securities in the MSCI EAFE Index that the Merging Portfolio does not currently hold.  Based on the Merging Portfolio's current net assets as of January 19, 2010, approximately $6.65 million of the Portfolio will be sold.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Merging Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Merging Portfolio will be the same as the aggregate tax basis the shareholders of the Merging Portfolio held in their shares of the Merging Portfolio immediately before the merger.

Accounting Survivors. Each of Calvert VP Small Cap, Calvert VP MidCap and Calvert VP International is deemed to be the "accounting survivor" in connection with the related Reorganization.


PART C. OTHER INFORMATION

Item 15. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that a current or former member of the Board who is a party, or threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of his or her service as a Board member may be indemnified against expenses, judgments, penalties, fines and amounts paid in settlement incurred in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the applicable Fund, and with respect to a criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful.  A Board member may not be indemnified against any liabilities to a Fund or its shareholders if he or she has been adjudged to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a court determines that indemnification is proper in view of the circumstances of the case.  Indemnification, unless ordered by a court, may be made only after a determination that the Board member has met the applicable standard of conduct by: (i) a majority vote of a quorum of the Board members not parties to the action; (ii) a majority vote of a committee of the Board comprised of individuals who are not parties to the action; (iii) a special counsel selected by (a) a majority vote of a quorum of the Board members not parties to the action, (b) a majority vote of a committee of the Board comprised of individuals who are not parties to the action or (c) if there are fewer than two Board members who are not parties to the action, by the Board; or (iv) by the shareholders (without giving effect to any shares owned by or voted under the control of a Board member who is a party to the action).

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees and officers liability coverage (the "First Tier Liability Coverage"), plus $5 million in excess trustees and officers liability coverage for the independent trustees/directors only. Registrant also maintains an additional Trustees & Officers (Partners) Liability Insurance Policy with Travelers Companies, Inc., Financial and Professional Services, 1500 Market Street, West Tower, 29th Floor, Philadelphia, PA 19102, providing a further $5 million in trustees and officers liability coverage. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402 (the "Fidelity Bond"). The Fund maintains joint coverage with the other Calvert Group Funds, and for the First Tier Liability Coverage and the Fidelity Bond, with the Advisor and its affiliated operating companies. The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16. Exhibits

1.	Articles of Incorporation of Summit Mutual Funds, Inc., incorporated by reference to Registrant's initial filing on April 3, 1984.

2.	By-Laws of Summit Mutual Funds, Inc., incorporated by reference to Registrant's N-14, filed on December 23, 2009, accession number 0000743773-09-000049.

3.	Inapplicable.

4.

(a) Form of Agreement and Plan of Reorganization between Calvert Variable Series, Inc. ("CVS"), on behalf of Ameritas Small Company Equity Portfolio (Merging Portfolio), and Summit Mutual Funds, Inc. ("SMF"), on behalf of Calvert VP Russell 2000 Small Cap Index Portfolio (Acquiring Portfolio), as successor to Summit Russell 2000 Small Cap Index Portfolio, and SMF's successor in interest, Calvert Variable Products, Inc. ("CVP"), filed herewith as Exhibit A to Part A of this Form N-14.

(b) Form of Agreement and Plan of Reorganization between CVS, on behalf of Ameritas MidCap Growth Portfolio (Merging Portfolio), and SMF, on behalf of Calvert VP S&P MidCap 400 Index Portfolio (Acquiring Portfolio), as successor to Summit S&P MidCap 400 Index Portfolio, and SMF's successor in interest, CVP, filed herewith as Exhibit B to Part A of this Form N-14.

(c) Form of Agreement and Plan of Reorganization between CVS, on behalf of CVS Social International Equity Portfolio (Merging Portfolio), and SMF, on behalf of Calvert VP EAFE International Index Portfolio (Acquiring Portfolio), as successor to Summit EAFE International Index Portfolio, and SMF's successor in interest, CVP, filed herewith as Exhibit C to Part A of this Form N-14.

5.	See (1) and (2) above.

6.

(a) Investment Advisory Agreement with Calvert Asset Management Company, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Addendum to Investment Advisory Agreement (fee cap), incorporated by reference to Registrant's Post-Effective Amendment No. 66, April 30, 2009, accession number 0000743773-09-000018.

(b) Investment Subadvisory Agreement with Summit Investment Partners, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(c) Investment Subadvisory Agreement with World Asset Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

7.	Underwriting (Distribution) Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

8.	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

9.

Custodial Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amended Appendix A to Custodial Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

10.	Plan of Distribution for Class F, incorporated by reference to Registrant's Post-Effective Amendment No. 60, September 26, 2007, accession number 0000743773-07-000039.

11.	Opinion of Counsel, filed herewith.

12.	Form of Opinion and Consent of Counsel on Tax Matters, incorporated by reference to Registrant's N-14, filed on December 23, 2009, accession number 0000743773-09-000049.

13.

(a) Master Transfer Agency Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003. Amended Schedule A to Master Transfer Agency Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(b) Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(c) Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

14.	Form of Consent of Independent Auditors, incorporated by reference to Registrant's N-14, filed on December 23, 2009, accession number 0000743773-09-000049.

15.	Not applicable.

16.	Power of Attorney forms, filed herewith.

17.	(a) Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(b) Code of Ethics for Calvert Asset Management Company Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 66, April 30, 2009, accession number 0000743773-09-000018.

(c) Code of Ethics for Summit Investment Partners, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(d) Code of Ethics for World Asset Management, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 65, January 30, 2009, accession number 0000743773-09-000003.

(e) Form of proxy cards for Ameritas Small Company Equity Portfolio, Ameritas MidCap Growth Portfolio, and CVS Social International Equity Portfolio, incorporated by reference to Registrant's N-14, filed on December 23, 2009, accession number 0000743773-09-000049.

Item 17. Undertakings:

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 25th day of January, 2010.

SUMMIT MUTUAL FUNDS, INC.

By:                 **
       Barbara J. Krumsiek
       Chairperson

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 25, 2010 by the following persons in the capacities indicated.

Signature	Title
** Barbara J. Krumsiek	Director and Chairperson
** Ronald M. Wolfsheimer	Treasurer
** William Lester	Director and President
** Frank H. Blatz, Jr., Esq.	Director
** M. Charito Kruvant	Director
** Cynthia H. Milligan	Director
** Arthur J. Pugh	Director

**By: /s/ Andrew K. Niebler

Andrew K. Niebler,
Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney, filed herewith.

Summit Mutual Funds, Inc.
N-14 Pre-Effective Amendment No. 1
Registration No. 333-163971

EXHIBIT INDEX

Exhibit No.	Description

16.11	Opinion of Counsel
16.16	Power of Attorney Forms